THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
JULY 6, 2000

GALAXY PAN ASIA FUND

RETAIL A SHARES, RETAIL B SHARES AND
TRUST SHARES

     This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Galaxy Pan Asia Fund (the "Fund") as listed below, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-877-BUY-GALAXY (1-877-289-4252)

CURRENT PROSPECTUSES

- Prospectus for Retail A Shares and Retail B Shares of the Fund dated July 6, 2000
-    Prospectus for Trust Shares of the Fund dated July 6, 2000


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                                TABLE OF CONTENTS
                                                                                                   PAGE
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GENERAL INFORMATION..................................................................................1
DESCRIPTION OF GALAXY AND ITS SHARES.................................................................1
INVESTMENT STRATEGIES, POLICIES AND RISKS............................................................4
           Special Risk Considerations...............................................................5
           Foreign Securities........................................................................5
           Asia and the Pacific Basin................................................................5
           Japan ....................................................................................6
           Other Investment Policies and Risk Considerations.........................................8
           Ratings ..................................................................................8
           U.S. Government Obligations and Money Market Instruments..................................8
           Variable and Floating Rate Obligations...................................................10
           Repurchase and Reverse Repurchase Agreements.............................................11
           Securities Lending.......................................................................11
           Investment Company Securities............................................................12
           Derivative Securities....................................................................12
           American, European and Global Depository Receipts........................................18
           Convertible Securities...................................................................18
           When-Issued Transactions.................................................................19
           Restricted and Illiquid Securities.......................................................20
           Portfolio Turnover.......................................................................20
INVESTMENT LIMITATIONS..............................................................................21
VALUATION OF PORTFOLIO SECURITIES...................................................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION......................................................24
           Purchases of Retail A Shares and Retail B Shares.........................................24
           General .................................................................................24
           Customers of Institutions................................................................25
           Applicable Sales Charge - Retail A Shares................................................25
           Computation of Offering Price - Retail A Shares..........................................27
           Quantity Discounts.......................................................................27
           Applicable Sales Charge - Retail B Shares................................................29
           Characteristics of Retail A Shares and Retail B Shares...................................30
           Factors to Consider When Selecting Retail A Shares or Retail B Shares....................31
           Purchases of Trust Shares................................................................32
OTHER PURCHASE INFORMATION..........................................................................33
           Redemption of Retail A Shares, Retail B Shares and Trust Shares..........................33
INVESTOR PROGRAMS-RETAIL A SHARES AND RETAIL B SHARES...............................................33
           Exchange Privilege.......................................................................33
           Retirement Plans.........................................................................34
           Automatic Investment Program and Systematic Withdrawal Plan..............................35
           Payroll Deduction Program................................................................36
           College Investment Program...............................................................36
           Direct Deposit Program...................................................................36


                                      -i-
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TAXES ..............................................................................................36
           Taxation of Certain Financial Instruments and Investments................................37
TRUSTEES AND OFFICERS...............................................................................37
           Shareholder and Trustee Liability........................................................41
INVESTMENT ADVISER AND SUB-ADVISER..................................................................42
ADMINISTRATOR.......................................................................................43
CUSTODIAN AND TRANSFER AGENT........................................................................44
EXPENSES ...........................................................................................46
PORTFOLIO TRANSACTIONS..............................................................................46
DISTRIBUTION PLANS..................................................................................47
Retail A Shares Plan................................................................................47
Retail B Shares Plan................................................................................47
Both Distribution Plans.............................................................................48
DISTRIBUTOR.........................................................................................49
AUDITORS ...........................................................................................49
COUNSEL ............................................................................................49
CODES OF ETHICS.....................................................................................50
PERFORMANCE AND YIELD INFORMATION...................................................................50
           Performance Reporting....................................................................52
MISCELLANEOUS.......................................................................................53
APPENDIX A ........................................................................................A-1
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                                      -ii-

                               GENERAL INFORMATION

           This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for Trust Shares, Retail A Shares and Retail B Shares of the Galaxy Pan Asia Fund (the "Fund"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Fund should be made without reading a Prospectus.

           SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                      DESCRIPTION OF GALAXY AND ITS SHARES

           The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirty-seven investment portfolios: Money Market Fund, Government Fund, U.S. Treasury Fund, Tax-Exempt Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund, Strategic Equity Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund. Galaxy is also authorized to issue shares of beneficial interest in two additional investment portfolios, the MidCap Equity Fund and the New York Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the MidCap Equity Fund and the New York Municipal Money Market Fund had not commenced investment operations.

           Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Fund as follows: Class NN - Series 1 shares (Trust Shares), Class NN - Series 2 shares (Retail A Shares), Class NN - Series 3 shares (Retail B Shares), Class NN - Series 4 shares (Prime A Shares), and Class NN - Series 5 shares (Prime B Shares), each series representing interests in the Pan Asia Fund. The Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").

           Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

           Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in the Fund (i.e., Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and Trust Shares) bear pro rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series. For example, as described below, holders of Retail A Shares will bear the expenses of the Distribution Plan for Retail A Shares and holders of Retail B Shares will bear the expenses of the Distribution and Services Plan for Retail B Shares. In addition, each series may incur differing transfer agency fees and may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Distribution Plan" and "Distribution and Services Plan" below.

           In the event of a liquidation or dissolution of Galaxy or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and Galaxy's other portfolios, of any general assets of Galaxy not belonging to any particular portfolio, which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund based on the number of shares of the Fund that are held by each shareholder, except that each series of the Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

           Holders of all outstanding shares of the Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series (e.g., only Retail A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution Plan for Retail A Shares and only Retail B Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Retail B Shares). Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the portfolio affected by the matter. The Fund is deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

           Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

           Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

           Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to
(a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

           Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, and UOB Global Capital LLC ("UOBGC"), the Fund's sub-adviser, will use their best efforts to achieve the Fund's investment objective, although such achievement cannot be assured. The investment objective of the Fund as described in its Prospectuses may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," the Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Fund to be a complete investment program. The following investment strategies, policies and risks supplement those set forth in the Prospectuses.

           The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. See "Other Investment Policies and Risk Considerations -- Convertible Securities" below. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in unlisted securities.

           Securities issued in certain countries may be accessible only through investment in other investment companies that are specifically authorized to invest in such securities. The Fund does not currently intend to invest in countries in which it can only invest in securities through other investment companies, but the Fund reserves the right to do so. The limitations on the Fund's investment in other investment companies are described below under "Other Investment Policies and Risk Considerations -- Investment Company Securities."

           Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. The Fund may also enter into foreign currency exchange contracts to hedge against currency risk. In addition, the Fund may invest up to 100% of its total assets in securities of foreign issuers in the form of ADRs, EDRs or GDRs as described under "Other Investment Policies and Risk Considerations -- American, European and Global Depository Receipts." Furthermore, the Fund may purchase and sell securities on a when-issued basis.

           See "Other Investment Policies and Risk Considerations" below regarding additional investment policies of the Fund.

                           SPECIAL RISK CONSIDERATIONS

FOREIGN SECURITIES

           Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs, as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

           Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

           Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets.

ASIA AND THE PACIFIC BASIN

           Many Asian countries may be subject to greater social, political and economic instability than is experienced in the United States. This instability may result from (a) authoritarian governments, (b) military involvement in political and economic decisions, (c) unrest associated with demands of the people for improved social, economic and political conditions, (d) internal insurgencies, (e) hostilities with neighboring countries, and (f) ethnic, religious and racial estrangement.

           Most Asian countries depend heavily on international trade and are therefore impacted by trade barriers and the economic conditions of their trading partners. The economies of Asian countries could be adversely affected by the enactment of protective trade legislation by principal trading partners, reduction of foreign investment in Asian countries, or a general decline in international securities markets.

           Many developing Asian countries have experienced rapid economic growth driven by the success of market reforms and a boost in infrastructure expenditures. Growth of large middle classes and increased consumer spending have resulted from rapid increases in household incomes. Although the rise in domestic demand has lessened reliance on exports in many developing Asian countries, enhanced competition in export markets has also contributed to the economic growth of many of these countries. Productivity improvements has enabled many Asian countries to achieve or maintain their status as top importers while at the same time improving domestic living standards.

           Southeast Asian currency markets experienced severe selling pressures from abroad during the fourth quarter of 1997, with heavy selling by foreign investors and speculators of currencies viewed to be overvalued. The Thai Baht first experienced these pressures, but currencies of Hong Kong, South Korea, Taiwan, Singapore, the Philippines, Malaysia and Indonesia have also been affected. Concern by foreign investors with the general financial prospects of the region also have placed pressures on the equity and fixed income markets in the region.

           Korea and Thailand, two countries at the center of the Asian crisis, have made positive advances toward economic recovery and restoration of confidence, although complete turnarounds are not yet assured. Indonesia, by contrast, continues to experience difficult conditions. Malaysia has imposed external payments controls in an attempt to shield its economy from the region's troubles. Japan remains subject to significant risks, notwithstanding significant fiscal stimulus and new programs to deal with problems in the banking sector. Economic growth in China appears to be slowing, and both Chinese and Hong Kong currencies have experienced substantial pressure.

JAPAN

           The Fund currently intends to concentrate its investments in securities of companies located in Japan and, thus, is more highly exposed to risks specific to investments in Japan than to those associated with investments in other Asian countries. This risk is tempered by the Fund's ability to reduce its investments in Japan during unfavorable periods.

           Japan's economic growth in the 1990's slowed considerably compared to the previous decade. The decrease in gross national product in 1998 was the worst year during the post-World War II period. Significant fiscal spending has been employed to help boost the economy. Consumer prices are stable, although wholesale prices are experiencing deflation. Earnings per worker have declined nominally. Unemployment has increased to historical levels.

           In spite of its problems, the Japanese economy has several strong areas. The manufacturing sector features some of the most innovative electronics and precision machinery firms in the world, as well as global leaders in automotive and machinery industries. Japan's educational accomplishments tend to outpace those of other developed countries. Japan also has a well developed public sector infrastructure.

           Among Japan's economic weaknesses are its financial system, which includes a large amount of non-performing loans, causing financial intermediaries to become conservative in lending practices. Many companies carry high debt loads and have low returns on assets compared to historical measures in Japan as well as some other industrialized countries. The increased need for labor mobility to adapt to emerging technologies and global competition is causing fundamental changes in the labor market that are at odds with the historical concept of lifetime employment. New accounting rules and decision making processes, in addition to changed incentives for managers, are redefining corporate governance.

           Because of the expanding fiscal policy and the negative effects of industrial and financial sector restructuring on business investment and wages, growth may continue to be hindered in the near term. Cuts in employment and investment may cause economic performance to suffer.

           To give maximum support to the economy, the Bank of Japan has reduced interest rates in the overnight market to near 0%. Yields on long term bonds have nonetheless increased since the end of 1998 due to large deficits in the government budget and the reluctance of some institutions to buy even government-issued securities with significant duration risk.

           The Japanese yen has fluctuated widely. Financial observers generally consider that a very strong yen likely would adversely affect Japan's economy, although other Asian countries might benefit.

           Japan's political environment is stable. A general election must be held by November 2000, during which all seats in Japan's Lower House will be up for election. An election for the Upper House is scheduled for July 2001.

           Japan has large and active securities markets, including the Tokyo Stock Exchange and several regional exchanges. There is an active over-the-counter market for fixed income securities. Japan also has well developed derivatives markets. Securities markets are regulated by both private and public agencies.

           Japan's reporting, accounting and auditing standards vary considerably from those of the United States. The past decade has seen the introduction of stricter requirements. Beginning in March 2001, mark-to-market valuation for marketable securities held for trading purposes will become mandatory, as will the methods of the International Accounting Standards system. Consideration is being given to requiring that land values based on discounted cash flow models be disclosed, as well as current book value disclosure.

           Japan depends heavily on international trade and is adversely affected by trade tariffs and other protectionist measures imposed by its trading partners, and can also be impacted by the economic conditions of those trading partners. Because a relatively small percentage of Japan's land is suitable for agriculture, it is highly dependent on imports of certain food products. In addition, Japan's manufacturing industries rely on imported raw materials and fuels, including iron ore, copper, oil and forest products. Japan has experienced trade tensions with certain countries, particularly the United States, because of its high volume of exports of goods, such as automobiles, machine tools and semiconductors. Japan has entered into some trade agreements to help reduce these tensions. Relaxing of barriers to imports, or pressures exerted by trade partners, could negatively affect Japan's economy. Japan might also be affected by a substantial rise in world oil or commodity prices. Because of its dependence on exports to sustain Japan's economy, any decrease in exports could be seen as a sign of weakness that might adversely affect securities markets.

           Japan is located in a part of the world that is susceptible to earthquakes, volcanoes and other natural disasters. Devastating natural disasters can have enough impact to affect the country's economy.


                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

           Investment methods described in the Prospectuses and this Statement of Additional Information are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

RATINGS

           The Fund may only purchase debt securities rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, determined by Fleet or UOBGC to be of comparable quality. Issuers of commercial paper, bank obligations or repurchase agreements in which the Fund invests must have, at the time of investment, outstanding debt rated A or higher by Moody's or S&P, or, if they are not rated, the instrument purchased must be determined to be of comparable quality.

           Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet or UOBGC, as the case may be, may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, the Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

           The Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in other money market instruments, including but not limited to bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

           Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Fund include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

           U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

           Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be limited to 10% of the Fund's net assets. Investments by the Fund in non-negotiable time deposits are limited to no more than 5% of the Fund's total assets at the time of purchase.

           Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

           Investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may subject the Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Fund to investment risks similar to those accompanying direct investments in foreign securities. See "Special Risk Considerations -- Foreign Securities." The Fund will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when Fleet and/or UOBGC believe that the credit risk with respect to the instrument is minimal.

           Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The Fund may also purchase Rule 144A securities. See "Investment Limitations" below.

VARIABLE AND FLOATING RATE OBLIGATIONS

           The Fund may purchase variable and floating rate instruments in accordance with its investment objectives and policies as described in the Prospectuses and this Statement of Additional Information. If such an instrument is not rated, Fleet or UOBGC must determine that such instrument is comparable to rated instruments eligible for purchase by the Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand.

           In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund can receive payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund, however, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

           The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Fleet and/or UOBGC. The Fund will not enter into repurchase agreements with Fleet or UOBGC or any of their affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 15% limit described below in Investment Limitation No. 3 under "Investment Limitations."

           The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

           The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by the Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

           The Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

SECURITIES LENDING

           The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation.

The Fund would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Fund would be invested in high quality, short-term "money market" instruments. Loans will generally be short-term, will be made only to borrowers deemed by Fleet and/or UOBGC to be of good standing and only when, in Fleet's and/or UOBGC's judgment, the income to be earned from the loan justifies the attendant risks. The Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

           The Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other investment portfolios of Galaxy, or any other investment companies advised by Fleet or UOBGC.

DERIVATIVE SECURITIES

           The Fund may from time to time, in accordance with its investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, put and call options, stock index futures and options, indexed securities and swap agreements, foreign currency exchange contracts and certain asset-backed and mortgage-backed securities.

           Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

           Fleet and/or UOBGC will evaluate the risks presented by the derivative securities purchased by the Fund, and will determine, in connection with their day-to-day management of the Fund, how such securities will be used in furtherance of the Fund's investment objectives. It is possible, however, that Fleet's and/or UOBGC's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of their investments in derivative securities.

           WRITING COVERED OPTIONS. The Fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by the Fund obligates it to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding or the Fund will use the other methods described below. The Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

           A put option written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the Fund would be covered, which means that the Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described below. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

           Call and put options written by the Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund or by an offsetting forward contract which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

           The Fund may also write (sell) covered call and put options on any securities index consisting of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

           The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

           The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

           PURCHASING OPTIONS. The Fund may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

           The Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

           The Fund may purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

           The Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

           RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

           Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

           The Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

           Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Fleet and/or UOBGC. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

           The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if Fleet and/or UOBGC is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of Fleet and/or UOBGC to manage future price fluctuations and the degree of correlation between the options and securities markets. If Fleet and/or UOBGC is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

           OPTIONS ON FOREIGN STOCK INDEXES. The Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of foreign stock indexes are SIMEX and Topix.

           Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

           The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund realizes a gain or loss from the purchase or writing of options on an index is dependent upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to Fleet's and/or UOBGC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. The Fund will engage in stock index options transactions that are determined to be consistent with its efforts to control risk.

           When the Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian or with a foreign sub-custodian in which the Fund will deposit cash or other liquid assets in an amount equal to the market value of the option, and will maintain the account while the option is open.

           FUTURES CONTRACTS. The Fund may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. When the Fund purchases or sells a furtures contract, the Fund must allocate assets as an initial deposit on the contract. The initial deposit may be as low as approximately 5% or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin," based on a decrease or increase in the value of the futures contract.

           Futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time; however, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract. With respect to stock index futures, because futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

           The Fund's ability to use transactions in futures contracts effectively depends on, among other factors, Fleet's or UOBGC's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that the Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

           FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. The Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date, which may be any fixed number of days from the date of the contract, and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution.

           Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, such contracts are rolled over in a manner consistent with a more long-term currency decision. Because there is a risk of loss to the Fund if the other party does not complete the transaction, forward foreign currency exchange contracts will be entered into only with parties approved by Galaxy's Board of Trustees.

           The Fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to the Fund's investments, the Fund will establish with its custodian a segregated account consisting of cash or other liquid assets equal in value to the fluctuating market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

           Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

           The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Since consideration of the prospect for currency parities will be incorporated into the Fund's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to portfolio security transactions; however, it is important to have the flexibility to enter into foreign currency hedging transactions when it is determined that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS

           The Fund may invest in ADRs, EDRs and GDRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. GDRs are receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitations with respect to such securities. If the Fund invests in an unsponsored ADR, EDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Special Risk Considerations -- Foreign Securities."

CONVERTIBLE SECURITIES

           The Fund may from time to time, in accordance with its investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

           Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in Fleet's and/or UOBGC's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, Fleet and/or UOBGC evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fleet and/or UOBGC considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED TRANSACTIONS

           The Fund may purchase eligible securities on a "when-issued" basis. When-issued transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place.

           The Fund may dispose of a commitment prior to settlement if Fleet or UOBGC, as the case may be, deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

           When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash.

           When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of the Fund's portfolio, the maturity of when-issued securities is calculated from the date of settlement of the purchase to the maturity date.

RESTRICTED AND ILLIQUID SECURITIES

           The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by Galaxy's Board of Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Board of Trustees, including Section 4(2) commercial paper (as determined by Fleet), as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

           Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 15% limitation on purchases of illiquid instruments described under "Investment Limitations" below, Rule 144A securities will not be considered to be illiquid if Fleet and/or UOBGC has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

PORTFOLIO TURNOVER

           The Fund may sell a portfolio investment soon after its acquisition if Fleet and/or UOBGC believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by the Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.


                             INVESTMENT LIMITATIONS

           In addition to the Fund's investment objective as stated in the Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

           The Fund may not:

               1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with its permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

               2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and then in amounts not in excess of 33% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

               3. Invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, securities which are restricted as to transfer in their principal market, non-negotiable time deposits and other securities which are not readily marketable.

               4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

               5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

               6. Act as an underwriter within the meaning of the 1933 Act; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

               7. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate, and the Fund may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

               8. Purchase or sell commodities or commodity contracts or invest in oil, gas, or other mineral exploration or development programs or mineral leases; provided however, that the Fund may enter into forward currency contracts and foreign currency futures contracts and related options to the extent permitted by its investment objectives and policies.

               9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call and put options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such options, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and further provided that the Fund may purchase put and call options to the extent permitted by its investment objectives and policies.

               10. Invest in companies for the purpose of exercising management or control.

               11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Fund may acquire such securities in accordance with the 1940 Act.

               12. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the

                    U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

           With respect to Investment Limitation No. 2 above, the Fund intends to limit any borrowings (including reverse repurchase agreements) to not more than 33% of the value of its total assets at the time of such borrowing.

           With respect to Investment Limitation No. 4 above, the Fund does not intend to acquire more than 10% of the outstanding voting securities of any one issuer.

           Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if the Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.


                        VALUATION OF PORTFOLIO SECURITIES

           In determining market value, the Fund's portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, in which case the fair value of those securities may be determined through consideration of other factors by or under the direction of Galaxy's Board of Trustees. Portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a remaining maturity of 60 days or less are valued based upon the amortized cost method. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

           Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

           Shares in the Fund are sold on a continuous basis by Galaxy's distributor, Provident Distributors, Inc. ("PDI"). PDI is a registered broker/dealer with its principal offices at 3200 Horizon Drive, King of Prussia, PA 19406. PDI has agreed to use appropriate efforts to solicit all purchase orders.


                PURCHASES OF RETAIL A SHARES AND RETAIL B SHARES

GENERAL

           Investments in Retail A Shares of the Fund are subject to a front-end sales charge. Investments in Retail B Shares of the Fund are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge."

           Investors should read "Characteristics of Retail A Shares and Retail B Shares" and "Factors to Consider When Selecting Retail A Shares or Retail B Shares" below before deciding between the two.

           PDI has established several procedures to enable different types of investors to purchase Retail A Shares and Retail B Shares (collectively, "Retail Shares") of the Fund. Retail Shares may be purchased by individuals or corporations who submit a purchase application to Galaxy, purchasing directly either for their own accounts or for the accounts of others. Retail Shares may also be purchased by FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. Purchases may take place only on days on which the New York Stock Exchange (the "Exchange") is open for business ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by PDI on a Business Day in accordance with PDI's procedures.

           Galaxy has authorized certain brokers to accept purchase, exchange and redemption orders on behalf of Galaxy with respect to Retail A Shares of the Fund. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Galaxy. Galaxy will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Retail A Shares of the Fund accepted by any such authorized broker or designated intermediary will be effected at the Fund's net asset value per share next determined after acceptance of such order and will not be subject to the front-end sales charge with respect to Retail A Shares described in the applicable Prospectus and in this Statement of Additional Information.

CUSTOMERS OF INSTITUTIONS

           Retail Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of Retail Shares will be recorded by the institution and reflected in the account statements provided to its customers. Galaxy's transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of Retail Shares. Depending on the terms of the arrangement between a particular institution and Galaxy's transfer agent, confirmations of Retail Share purchases and redemptions and pertinent account statements will either be sent by Galaxy's transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail Shares through their institution should contact such entity directly for appropriate purchase instructions.

APPLICABLE SALES CHARGE - RETAIL A SHARES

           The public offering price for Retail A Shares of the Fund is the sum of the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Retail A Shares that are purchased with no initial sales charge as part of an investment of $500,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                             REALLOWANCE TO
                                                 DEALERS
                                                 -------
                                                AS A % OF
                                             OFFERING PRICE
AMOUNT OF TRANSACTION                          PER SHARE
---------------------                          ---------
Less than $50,000                                3.25
$50,000 but less than $100,000                   3.00
$100,000 but less than $250,000                  2.50
$250,000 but less than $500,000                  2.00
$500,000 and over                                0.00

           The appropriate reallowance to dealers will be paid by PDI to broker-dealer organizations which have entered into agreements with PDI. The reallowance to dealers may be changed from time to time.

           Certain affiliates of Fleet may, at their own expense, provide additional compensation to broker-dealer affiliates of Fleet and to unaffiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of the Fund. Such compensation will not represent an additional expense to the Fund or its shareholders, since it will be paid from the assets of Fleet's affiliates.

           In certain situations or for certain individuals, the front-end sales charge for Retail A Shares of the Fund may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. In addition to the sales charge waivers described in the applicable Prospectus, no sales charge is assessed on purchases of Retail A Shares of the Fund by the following categories of investors or in the following types of transactions:

          - purchases by directors, officers and employees of broker-dealers having agreements with PDI pertaining to the sale of Retail A Shares to the extent permitted by such organizations;

          - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

          - purchases by officers, directors, employees and retirees of FleetBoston Financial Corporation and any of its affiliates and members of their immediate families;

          - purchases by officers, directors, employees and retirees of PFPC Inc. and members of their immediate families;

          - purchases by persons who are also plan participants in any employee benefit plan which is the record or beneficial holder of Trust Shares of the Fund or any of the other portfolios offered by Galaxy;

          - purchases by institutional investors, including but not limited to bank trust departments and registered investment advisers;

          - purchases by clients of investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom Retail A Shares are purchased;

          - purchases by institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with Galaxy by the broker-dealer; and

          - purchases prior to July 1, 1999 by former deposit customers of financial institutions (other than registered broker-dealers) acquired by FleetBoston Financial Corporation in February 1998.

COMPUTATION OF OFFERING PRICE - RETAIL A SHARES

           An illustration of the computation of the offering price per share of Retail A Shares of the Fund, using the net asset value of Retail A Shares on the date Retail A Shares are first offered to the public and the maximum front-end sales charge of 3.75%, is as follows:

Net Assets................................             $ 10.00

Outstanding Shares........................                   1

Net Asset Value Per Share.................             $ 10.00

Sales Charge (3.75% of
the offering price).......................             $   .39

Offering Price to Public..................             $ 10.39


QUANTITY DISCOUNTS

           Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

           In order to obtain quantity discount benefits, an investor must notify PDI at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please contact PDI or your financial institution.

           RIGHTS OF ACCUMULATION. A reduced sales charge applies to any purchase of Retail A Shares of any portfolio of Galaxy that is sold with a sales charge ("Eligible Fund") where an investor's then current aggregate investment in Retail A Shares is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.50% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

           LETTER OF INTENT. By completing the Letter of Intent included as part of the Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of Eligible Fund Retail A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Retail A Shares of an Eligible Fund on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

           PFPC Inc. ("PFPC"), Galaxy's administrator, will hold in escrow Retail A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor's total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, PFPC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at PDI's direction, will redeem an appropriate number of Retail A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

           QUALIFICATION FOR DISCOUNTS. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

           REINSTATEMENT PRIVILEGE. Investors may reinvest all or any portion of their redemption proceeds in Retail A Shares of the Fund or in Retail A Shares of another portfolio of Galaxy within 90 days of the redemption trade date without paying a sales load. Retail A Shares so reinvested will be purchased at a price equal to the net asset value next determined after Galaxy's transfer agent receives a reinstatement request and payment in proper form.

           Investors wishing to exercise this Privilege must submit a written reinstatement request to PFPC as transfer agent stating that the investor is eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

           Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under the Code's "wash sale" rules.

           GROUP SALES. Members of qualified groups may purchase Retail A Shares of the Fund at the following group sales rates:

                                                                                                          REALLOWANCE
                                                               TOTAL SALES CHARGE                         TO DEALERS
                                                   ----------------------------------------               ----------
                                                     AS A % OF                 AS A % OF                   AS A % OF
NUMBER OF QUALIFIED                               OFFERING PRICE            NET ASSET VALUE             OFFERING PRICE
GROUP MEMBERS                                        PER SHARE                 PER SHARE                   PER SHARE
---------------------                                ---------                 ---------                   ---------
50,000 but less than 250,000.............              3.00                       3.09                       3.00

250,000 but less than 500,000............              2.75                       2.83                       2.75

500,000 but less than 750,000............              2.50                       2.56                       2.50

750,000 and over.........................              2.00                       2.04                       2.00

           To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by PDI. To receive the group sales charge rate, group members must purchase Retail A Shares directly from PDI in accordance with any of the procedures described in the applicable Prospectus. Group members must also ensure that their qualified group affiliation is identified on the purchase application.

           A qualified group is a group that (i) has at least 50,000 members,
(ii) was not formed for the purpose of buying Fund shares at a reduced sales charge, (iii) within one year of the initial member purchase, has at least 1% of its members invested in the Fund or any of the other investment portfolios offered by Galaxy, (iv) agrees to include Galaxy sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. PDI may request periodic certification of group and member eligibility. PDI reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

APPLICABLE SALES CHARGE - RETAIL B SHARES

           The public offering price for Retail B Shares of the Fund is the net asset value of the Retail B Shares purchased. Although investors pay no front-end sales charge on purchases of Retail B Shares, such Shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from PDI in connection with sales of Retail B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Retail A Shares. Certain affiliates of Fleet may, at their own expense, provide additional compensation to broker-dealer affiliates and to unaffiliated broker-dealers of Fleet whose customers purchase significant amounts of Retail B Shares of the Fund. See "Applicable Sales Charge -- Retail A Shares." The contingent deferred sales charge on Retail B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Retail B Shares. In addition, a contingent deferred sales charge will not be assessed on Retail B Shares purchased through reinvestment of dividends or capital gains distributions.

           The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to PDI, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Retail B Shares.

           EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. In addition to the sales charge exemptions described in the applicable Prospectus, the contingent deferred sales charge with respect to Retail B Shares is not assessed on: (i) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Code; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (iii) redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of Retail B Shares held in the account is less than the minimum account size; (iv) redemptions in connection with the combination of the Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (v) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (vi) any redemption of Retail B Shares held by an investor, provided the investor was the beneficial owner of shares of the Fund (or any of the other portfolios offered by Galaxy or otherwise advised by Fleet or its affiliates) before December 1, 1995. In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth under "Investor Programs - Retail A Shares and Retail B Shares -- Automatic Investment Program and Systematic Withdrawal Plan" below.

CHARACTERISTICS OF RETAIL A SHARES AND RETAIL B SHARES

           The primary difference between Retail A Shares and Retail B Shares lies in their sales charge structures and shareholder servicing/distribution expenses. An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Retail A Shares and Retail B Shares are the same.

           Retail A Shares of the Fund are sold at their net asset value plus a front-end sales charge of up to 3.75%. This front-end sales charge may be reduced or waived in some cases. See the applicable Prospectus and "Applicable Sales Charges -- Retail A Shares" and "Quantity Discounts" above. Retail A Shares of the Fund are currently subject to ongoing distribution fees at an annual rate of up to .25% of the Fund's average daily net assets attributable to its Retail A Shares.

           Retail B Shares of the Fund are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Retail B Shares are redeemed within six years of investment. See the applicable Prospectus and "Applicable Sales Charges - Retail B Shares" above. Retail B Shares of the Fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to its Retail B Shares. These ongoing fees, which are higher than those charged on Retail A Shares, will cause Retail B Shares to have a higher expense ratio and pay lower dividends than Retail A Shares.

           Six years after purchase, Retail B Shares of the Fund will convert automatically to Retail A Shares of the Fund. The purpose of the conversion is to relieve a holder of Retail B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow PDI to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Retail B Shares to Retail A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Retail A Shares as he or she had of Retail B Shares. The conversion occurs six years after the beginning of the calendar month in which the Shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Retail B Shares, although they will be subject to the shareholder servicing fees borne by Retail A Shares.

           Retail B Shares acquired through a reinvestment of dividends or distributions (as discussed under "Applicable Sales Charge - Retail B Shares") are also converted at the earlier of two dates - six years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Retail B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Retail B Shares of the Fund, and subsequently acquires additional Retail B Shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Retail B Shares in the Fund, including those acquired through reinvestment, will convert to Retail A Shares of the Fund on the same date.

FACTORS TO CONSIDER WHEN SELECTING RETAIL A SHARES OR RETAIL B SHARES

           Before purchasing Retail A Shares or Retail B Shares of the Fund, investors should consider whether, during the anticipated periods of their investments in the Fund, the accumulated distribution and shareholder servicing fees and potential contingent deferred sales charge on Retail B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Retail A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Retail A Shares. In this regard, to the extent that the sales charge for Retail A Shares is waived or reduced by one of the methods described above, investments in Retail A Shares become more desirable. An investment of $250,000 or more in Retail B Shares would not be in most shareholders' best interest. Shareholders should consult their financial advisers and/or brokers with respect to the advisability of purchasing Retail B Shares in amounts exceeding $250,000.

           Although Retail A Shares are subject to a distribution fee, they are not subject to the higher distribution and shareholder servicing fee applicable to Retail B Shares. For this reason, Retail A Shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Retail A Shares (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Fund than purchasers of Retail B Shares in the Fund.

           As described above, purchasers of Retail B Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Retail B Shares. Because the Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Retail B Shares would, however, own shares that are subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate distribution and shareholder servicing fees on Retail B Shares to the cost of the initial sales charge and distribution fees on the Retail A Shares. Over time, the expense of the annual distribution and shareholder servicing fees on the Retail B Shares may equal or exceed the initial sales charge and annual distribution fees applicable to Retail A Shares. For example, if net asset value remains constant, the aggregate distribution and shareholder servicing fees with respect to Retail B Shares of the Fund would equal or exceed the initial sales charge and aggregate distribution fees of Retail A Shares approximately six years after the purchase. In order to reduce such fees for investors that hold Retail B Shares for more than six years, Retail B Shares will be automatically converted to Retail A Shares as described above at the end of such six-year period.

                           PURCHASES OF TRUST SHARES

           Trust Shares are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of FleetBoston Financial Corporation, and to participants in employer-sponsored defined contribution plans (such institutions and plans are referred to herein collectively as "Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions. Purchases of Trust Shares will be effected only on days on which PDI, Galaxy's custodian and the purchasing Institution are open for business ("Trust Business Days"). If an Institution accepts a purchase order from its Customer on a non-Trust Business Day, the order will not be executed until it is received and accepted by PDI on a Trust Business Day in accordance with the foregoing procedures.

           Trust Shares of the Fund may also be sold to clients, members and employees of UOBGC.

                           OTHER PURCHASE INFORMATION

           On a Business Day or a Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that Business Day or Trust Business Day.

                 REDEMPTION OF RETAIL A SHARES, RETAIL B SHARES
                                AND TRUST SHARES

           Redemption orders are effected at the net asset value per share next determined after receipt of the order by PDI. On a Business Day or Trust Business Day when the Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that Business Day or Trust Business Day. Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized. Proceeds from the redemptions of Retail B Shares of the Fund will be reduced by the amount of any applicable contingent deferred sales charge. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

           Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

           If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.


           INVESTOR PROGRAMS-RETAIL A SHARES AND RETAIL B SHARES

           The following information supplements the description in the applicable Prospectus as to the various Investor Programs available to holders of Retail Shares of the Fund.

EXCHANGE PRIVILEGE

           The minimum initial investment to establish an account in another Galaxy portfolio by exchange, except for the Institutional Government Money Market Fund, is $2,500, unless (i) the

Retail Shares being redeemed were purchased through a registered representative who is a Fleet Bank employee, in which event there is no minimum investment requirement, or (ii) at the time of the exchange the investor elects, with respect to the portfolio into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event there is no minimum initial investment requirement, or in the College Investment Program described below, in which event the minimum initial investment is generally $100. The minimum initial investment to establish an account by exchange in the Institutional Government Money Market Fund is $2 million.

           An exchange involves a redemption of all or a portion of the Retail Shares of the Fund and the investment of the redemption proceeds in Retail Shares of another portfolio offered by Galaxy or, with respect to Retail A Shares, otherwise advised by Fleet or its affiliates. The redemption will be made at the per share net asset value next determined after the exchange request is received. The Retail Shares of the portfolio to be acquired will be purchased at the per share net asset value next determined after acceptance of the exchange request, plus any applicable sales charge.

           Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in the Fund. For further information regarding Galaxy's exchange privilege, investors should call PFPC at 1-877-BUY-GALAXY (1-877-289-4252). Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review these portfolios' prospectuses prior to making an exchange. Telephone 1-877-BUY-GALAXY (1-877-289-4252) for a prospectus or to make an exchange.

           In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

           For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

RETIREMENT PLANS

           Retail Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

           INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS") (including traditional, Roth and Education IRAs and "roll-overs" from existing retirement plans), a retirement-savings vehicle for qualifying individuals. The minimum initial investment for an IRA account is $500 (including a spousal account).

           SIMPLIFIED EMPLOYEE PENSION PLANS ("SEPS"), a form of retirement plan for sole proprietors, partnerships and corporations. The minimum initial investment for a SEP account is $500.

           MULTI-EMPLOYEE RETIREMENT PLANS ("MERPS"), a retirement vehicle established by employers for their employees which is qualified under Section 401(k) and 403(b) of the Code. The minimum initial investment for a MERP is $500.

           KEOGH PLANS, a retirement vehicle for self-employed individuals. The minimum initial investment for a Keogh Plan is $500.

           Detailed information concerning eligibility and other matters related to these plans and the form of application is available from PFPC (call 1-877-BUY-GALAXY (1-877-289-4252)) with respect to IRAs, SEPs and Keogh Plans and from Fleet Securities, Inc. (call 1-800-221-8210) with respect to MERPs.

AUTOMATIC INVESTMENT PROGRAM AND SYSTEMATIC WITHDRAWAL PLAN

           The Automatic Investment Program permits an investor to purchase Retail Shares of the Fund each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, Retail Shares are purchased by transferring funds from the investor's checking, bank money market, NOW or savings account designated by the investor. The account designated will be debited in the specified amount, and Retail Shares will be purchased, on a monthly or quarterly basis, on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

           The Systematic Withdrawal Plan permits an investor to automatically redeem Retail Shares on a monthly, quarterly, semi-annual, or annual basis on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to PFPC, Galaxy's transfer agent (but not less than five days before a payment date). There is no charge for this service. Purchases of additional Retail A Shares concurrently with withdrawals are ordinarily not advantageous because of the sales charge involved in the additional purchases. No contingent deferred sales charge will be assessed on redemptions of Retail B Shares made through the Systematic Withdrawal Plan that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual Systematic Withdrawal Plan redemptions of Retail B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. Systematic Withdrawal Plan redemptions of Retail B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge.

PAYROLL DEDUCTION PROGRAM

           To be eligible for the Payroll Deduction Program, the payroll department of an investor's employer must have the capability to forward transactions directly through the ACH, or indirectly through a third party payroll processing company that has access to the ACH. An investor must complete and submit a Galaxy Payroll Deduction Application to his or her employer's payroll department, which will arrange for the specified amount to be debited from the investor's paycheck each pay period. Retail Shares of Galaxy will be purchased within three days after the debit occurred. If the designated day falls on a weekend or non-Business Day, the purchase will be made on the Business Day closest to the designated day. An investor should allow between two to four weeks for the Payroll Deduction Program to be established after submitting an application to the employer's payroll department.

COLLEGE INVESTMENT PROGRAM

           Galaxy reserves the right to redeem accounts participating in the College Investment Program involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. Investors participating in the College Investment Program will receive consolidated monthly statements of their accounts. Detailed information concerning College Investment Program accounts and applications may be obtained from PFPC (call 1-877-BUY-GALAXY (1-877-289-4252)).

DIRECT DEPOSIT PROGRAM

           Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying in writing the Social Security Administration. Further, Galaxy may terminate an investor's participation upon 30 days' notice to the investor.


                                     TAXES

           The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

           A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

           The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding due to prior failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

           Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS AND INVESTMENTS

           The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

           In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


                             TRUSTEES AND OFFICERS

           The business and affairs of the Fund are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                           Positions                      Principal Occupation
                                           with The                       During Past 5 Years
Name and Address                           Galaxy Fund                    and Other Affiliations
----------------                           -----------                    ----------------------
Dwight E. Vicks, Jr.                       Chairman & Trustee             President & Director, Vicks Lithograph & Printing
Vicks Lithograph &                                                        Corporation (book manufacturing and commercial
  Printing Corporation                                                    printing); Director, Utica First Insurance
Commercial Drive                                                          Company; Trustee, Savings Bank of Utica; Director,
P.O. Box 270                                                              Monitor Life Insurance Company; Director,
Yorkville, NY 13495                                                       Commercial Travelers Mutual Insurance Company;
Age 66                                                                    Trustee, The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                                          II.

John T. O'Neill(1)                         President, Treasurer &         Private Investor; Executive Vice President and
28 Narragansett Bay Avenue                 Trustee                        CFO, Hasbro, Inc. (toy and game manufacturer)
Warwick, RI 02889                                                         until December 1999; Trustee, The Galaxy VIP Fund;
Age 55                                                                    Trustee, Galaxy Fund II.

Louis DeThomasis                           Trustee                        President, Saint Mary's College of Minnesota;
Saint Mary's College                                                      Director, Bright Day Travel, Inc.; Trustee,
  of Minnesota                                                            Religious Communities Trust; Trustee, The Galaxy
Winona, MN 55987                                                          VIP Fund; Trustee, Galaxy Fund II.
Age 59

Donald B. Miller                           Trustee                        Chairman, Horizon Media, Inc. (broadcast
10725 Quail Covey Road                                                    services); Director/Trustee, Lexington Funds;
Boynton Beach, FL 33436                                                   Chairman, Executive Committee, Compton
Age 74                                                                    International, Inc. (advertising agency); Trustee,
                                                                          Keuka College; Trustee, The Galaxy VIP Fund;
                                                                          Trustee, Galaxy Fund II.


                                      -38-

                                           Positions                      Principal Occupation
                                           with The                       During Past 5 Years
Name and Address                           Galaxy Fund                    and Other Affiliations
----------------                           -----------                    ----------------------
James M. Seed                              Trustee                        Chairman and President, The Astra Projects,
The Astra Ventures, Inc.                                                  Incorporated (land development); President, The
One Citizens Plaza                                                        Astra Ventures, Incorporated (previously,
Providence, RI 02903                                                      Buffinton Box Company - manufacturer of cardboard
Age 58                                                                    boxes); Commissioner, Rhode Island Investment
                                                                          Commission; Trustee, The Galaxy VIP Fund; Trustee,
                                                                          Galaxy Fund II.

Bradford S. Wellman(1)                     Trustee                        Private Investor; Vice President and Director,
2468 Ohio Street                                                          Acadia Management Company (investment services);
Bangor, ME  04401                                                         Director, Essex County Gas Company, until January
Age 68                                                                    1994; Director, Maine Mutual Fire Insurance Co.;
                                                                          Member, Maine Finance Authority; Trustee, The
                                                                          Galaxy VIP Fund; Trustee, Galaxy Fund II.

W. Bruce McConnel, III                     Secretary                      Partner of the law firm Drinker Biddle &
One Logan Square                                                          Reath LLP, Philadelphia, Pennsylvania.
18th and Cherry Streets
Philadelphia, PA 19103
Age 57

Jylanne Dunne                              Vice President and             Vice President, PFPC Inc., 1990 to present.
PFPC Inc.                                  Assistant Treasurer
4400 Computer Drive
Westborough, MA 01581-5108
Age 40


                                      -39-

                                           Positions                      Principal Occupation
                                           with The                       During Past 5 Years
Name and Address                           Galaxy Fund                    and Other Affiliations
----------------                           -----------                    ----------------------
William Greilich                           Vice President                 Vice President, PFPC Inc., 1991-96; Vice President
PFPC Inc.                                                                 and Division Manager, PFPC Inc., 1996 to present.
4400 Computer Drive
Westborough, MA 01581-5108
Age 46

-------------------------

1. May be deemed to be an "interested person" within the definition set forth in Section 2(a)(19) of the 1940 Act.

           Effective May 28, 1999, each trustee receives an annual aggregate fee of $45,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $3,500 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to May 28, 1999, each Trustee was entitled to receive an annual aggregate fee of $40,000 for his services as a Trustee of the Trusts plus an additional $2,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.

           Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

           No employee of PFPC receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet or UOBGC, or any of their affiliates, serves as a trustee, officer or employee of Galaxy. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

           The following chart provides certain information about the fees received by Galaxy's trustees in the most recently completed fiscal year.

===============================================================================================================================
                                                                                 Pension or
                                                                            Retirement Benefits     Total Compensation from
                                             Aggregate Compensation from     Accrued as Part of     Galaxy and Fund Complex
         Name of Person/Position                        Galaxy                 Fund Expenses           *Paid to Trustees
-------------------------------------------------------------------------------------------------------------------------------
Bradford S. Wellman                                    $39,395                      None                    $55,750
Trustee
-------------------------------------------------------------------------------------------------------------------------------
Dwight E. Vicks, Jr.                                   $42,875                      None                    $60,500
Chairman and Trustee
-------------------------------------------------------------------------------------------------------------------------------
Donald B. Miller**                                     $40,042                      None                    $56,500
Trustee
-------------------------------------------------------------------------------------------------------------------------------
Rev. Louis DeThomasis                                  $37,643                      None                    $53,250
Trustee
-------------------------------------------------------------------------------------------------------------------------------
John T. O'Neill                                        $41,813                      None                    $59,000
President, Treasurer
and Trustee
-------------------------------------------------------------------------------------------------------------------------------
James M. Seed**                                        $39,355                      None                    $55,750
Trustee
===============================================================================================================================

-----------

* The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy Fund II which comprised a total of 43 separate portfolios as of October 31, 1999.

** Deferred compensation (including interest) in the amounts of $43,939 and $65,944 accrued during Galaxy's fiscal year ended October 31, 1999 for Messrs. Miller and Seed, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

           Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

           The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

           With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.


                       INVESTMENT ADVISER AND SUB-ADVISER

           Fleet serves as investment adviser to the Fund. In its Advisory Agreement, Fleet has agreed to provide investment advisory services to the Fund as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Fund. See "Expenses" below.

           For the services provided and expenses assumed with respect to the Fund, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Fund.

           The Advisory Agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of its duties under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund. The term "majority of the outstanding shares of the Fund" means, with respect to approval of an Advisory

Agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Advisory Agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

           The Advisory Agreement provides that Fleet will provide a continuous investment program for the Fund, including research and management with respect to all securities and investments and cash equivalents in the Fund. In addition, the Advisory Agreement authorizes Fleet to engage a sub-adviser to assist it in the performance of its services. Pursuant to such authorization, Fleet has appointed UOBGC, which is an indirect majority-owned subsidiary of United Overseas Bank Group and which has its principal offices at 592 Fifth Avenue, Suite 602, New York, New York 10036, as the sub-adviser to the Fund. As of December 31, 1999, UOBGC, together with its affiliates, had discretionary management authority over approximately $2.17 billion in assets.

           Under its Sub-Advisory Agreement with Fleet, UOBGC determines which securities and other investments will be purchased, retained or sold for the Fund; places orders for the Fund; manages the Fund's overall cash position; and provides Fleet with foreign broker research and a quarterly review of international economic and investment developments. Fleet, among other things, assists and consults with UOBGC in connection with the Fund's continuous investment program; approves lists of foreign countries recommended by UOBGC for investment; reviews the investment policies and restrictions of the Fund and recommends appropriate changes to the Board of Trustees; and provides the Board of Trustees and UOBGC with information concerning relevant economic and political developments. UOBGC will provide services under the Sub-Advisory Agreement in accordance with the Fund's investment objectives, policies and restrictions. Unless sooner terminated by Fleet or the Board of Trustees upon sixty days' written notice or by UOBGC upon ninety days' written notice, the Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually as described above.

           For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, Fleet pays a fee to UOBGC, computed daily and paid monthly, at the annual rate of 0.72% of the average daily net assets of the Fund.


                                  ADMINISTRATOR

           PFPC Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, serves as the Fund's administrator. PFPC is an indirect majority-owned subsidiary of PNC Financial Services Group.

           PFPC generally assists the Fund in its administration and operation. PFPC also serves as administrator to the other portfolios of Galaxy. For the services provided to the Fund, PFPC is entitled to receive administration fees based on the combined average daily net assets of the Fund and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

                COMBINED AVERAGE DAILY NET ASSETS             ANNUAL RATE
                ---------------------------------             -----------
                Up to $2.5 billion...........................   0.090%
                From $2.5 to $5 billion......................   0.085%
                From $5 to $12 billion.......................   0.075%
                From $12 to $15 billion......................   0.065%
                From $15 to $18 billion......................   0.060%
                From $18 to $21 billion......................   0.0575%
                Over $21 billion.............................   0.0525%


PFPC also receives a separate annual fee from each Galaxy portfolio for certain fund accounting services.

           From time to time, PFPC may waive voluntarily all or a portion of the administration fees payable to it by the Fund.

           Under the Administration Agreement between Galaxy and PFPC (the "Administration Agreement"), PFPC has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, provide certain other services such as internal auditing services required by Galaxy, and compute the net asset value and net income of the Fund. PFPC prepares the Fund's annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Fund's financial accounts and records, and generally assists in all aspects of Galaxy's operations. Unless otherwise terminated, the Administration Agreement will remain in effect until May 31, 2001 and thereafter will continue from year to year upon annual approval of Galaxy's Board of Trustees.


                          CUSTODIAN AND TRANSFER AGENT

           The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets pursuant to a Global Custody Agreement. Chase Manhattan may employ sub-custodians for the Fund for the purpose of providing custodial services for the Fund's foreign assets held outside the United States.

           Under the Global Custody Agreement, Chase Manhattan has agreed to:
(i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund;

(iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Fund, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Fund for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Fund's assets. In addition, Chase Manhattan also serves as Galaxy's "foreign custody manager" (as that term is defined in Rule 17f-5 under the 1940 Act) and in such capacity employs sub-custodians for the Fund for the purpose of providing custodial services for the foreign assets of the Fund held outside the U.S. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

           PFPC serves as the Fund's transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

           PFPC may enter into agreements with one or more entities, including affiliates of Fleet, pursuant to which such entities agree to perform certain sub-accounting and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Fund held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by PFPC for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Fund to PFPC have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of the Fund indirectly bear these fees.

           Fleet Bank, an affiliate of Fleet, is paid a fee for Sub-Account Services performed with respect to Trust Shares of the Fund held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank is paid $21.00 per year for each defined contribution plan participant account. PFPC bears this expense directly, and shareholders of Trust Shares of the Fund bear this expense indirectly through fees paid to PFPC for transfer agency services.

                                    EXPENSES

           Fleet and PFPC bear all expenses in connection with the performance of their services for the Fund, except that Galaxy bears the expenses incurred in the Fund's operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

           Fleet or UOBGC will select specific portfolio investments and effect transactions for the Fund. Fleet and UOBGC seek to obtain the best net price and the most favorable execution of orders. Fleet or UOBGC may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Fund, Fleet or UOBGC. Fleet or UOBGC is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Fleet or UOBGC determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Fleet or UOBGC's overall responsibilities to the Fund and to Galaxy. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The fees under the Investment Advisory Agreement between Galaxy and Fleet and the Sub-Advisory Agreement between Fleet and UOBGC are not reduced by reason of receiving such brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund.

           Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

           The Fund may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. Except as permitted by the SEC or applicable law, the Fund will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, UOBGC, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

           Investment decisions for the Fund are made independently from those for the other portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet or UOBGC. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet or UOBGC believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, Fleet or UOBGC may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for Galaxy's other portfolios, or other investment companies or accounts in order to obtain best execution.


                               DISTRIBUTION PLANS

RETAIL A SHARES PLAN

           Galaxy has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Retail A Shares of the Fund (the "Retail A Shares Plan"). Under the Retail A Shares Plan, Galaxy may pay PDI or another person for expenses and activities intended to result in the sale of Retail A Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Retail A Shares and the direct or indirect cost of financing such payments.

           Under the Retail A Shares Plan, payments by Galaxy for distribution expenses may not exceed the annualized rate of 0.30% of the average daily net assets attributable to the Fund's outstanding Retail A Shares. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for distribution expenses to not more than 0.25% (on an annualized basis) of the average daily net asset value of the Fund's outstanding Retail A Shares.

RETAIL B SHARES PLAN

           Galaxy has adopted a Distribution and Services Plan pursuant to the Rule with respect to Retail B Shares of the Fund (the "Retail B Shares Plan"). Under the Retail B Shares Plan, Galaxy may pay (a) PDI or another person for expenses and activities intended to result in the sale of Retail B Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Retail B Shares and the direct or indirect cost of financing such payments, (b) institutions for shareholder liaison services, which means personal services for holders of Retail B Shares and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts, and (c) institutions for administrative support services, which include but are not limited to (i) transfer agent and sub-transfer agent services for beneficial owners of Retail B Shares; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their positions in Retail B Shares; (iv) processing dividend payments; (v) providing sub-accounting services for Retail B Shares held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and (vii) receiving, translating and transmitting proxies executed by beneficial owners.

           Under the Retail B Shares Plan, payments by Galaxy (i) for distribution expenses may not exceed the annualized rate of .65% of the average daily net assets attributable to the Fund's outstanding Retail B Shares, and
(ii) to an institution for shareholder liaison services and/or administrative support services may not exceed the annual rates of .25% and .25%, respectively, of the average daily net assets attributable to the Fund's outstanding Retail B Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for shareholder liaison and administrative support services under the Retail B Shares Plan to an aggregate fee of not more than .35% (on an annualized basis) of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions.

BOTH DISTRIBUTION PLANS

           Payments for distribution expenses under the Retail A Shares Plan and Retail B Shares Plan (the "12b-1 Plans") are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Retail A Shares or Retail B Shares of the Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

           Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund and holders of Retail A Shares and Retail B Shares. The 12b-1

Plans are subject to annual reapproval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Retail A Shares or Retail B Shares of the Fund, as applicable. Any agreement entered into pursuant to the 12b-1 Plans with an institution ("Service Organization") is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Retail A Shares or Retail B Shares of the Fund, as applicable, by PDI or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

           As long as the 12b-1 Plans are in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.


                                  DISTRIBUTOR

           PDI serves as Galaxy's distributor. PDI is a registered broker-dealer with principal offices located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Jane Haegele is the sole shareholder of PDI.

           Unless otherwise terminated, the Distribution Agreement between Galaxy and PDI remains in effect until November 30, 2000, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

           PDI is entitled to the payment of a front-end sales charge on the sale of Retail A Shares of the Fund as described in the applicable Prospectus and this Statement of Additional Information. PDI is also entitled to the payment of contingent deferred sales charges upon the redemption of Retail B Shares of the Fund.


                                    AUDITORS

           Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02110, serve as auditors for Galaxy.


                                    COUNSEL

           Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                 CODES OF ETHICS

           Galaxy, Fleet and UOBGC have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes of ethics are on public file with, and available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

                       PERFORMANCE AND YIELD INFORMATION

           Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Unless otherwise indicated, total return figures include changes in share price, deduction of any applicable sales charge, and reinvestment of dividends and capital gains distributions, if any.

           The Fund's 30-day (or one month) standard yields are calculated separately for each series of shares in the Fund in accordance with the method prescribed by the SEC for mutual funds:

                        YIELD = 2[(a-b)/cd +1 ) TO THE POWER OF 6 - 1]

Where:    a =  dividends and interest earned by the Fund during the period;

          b =  expenses accrued for the period (net of reimbursements);

          c = average daily number of shares outstanding during the period entitled to receive dividends; and

          d =  maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

           With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period, and (ii) the Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

           If the Fund advertises its "average annual total return," it computes such return separately for each series of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              T = [(ERV/P) - 1] TO THE POWER OF 1/n

           Where:  T = average annual total return;

                ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                P =    hypothetical initial payment of $1,000; and

                n =    period covered by the computation, expressed in years.

           If the Fund advertises its "aggregate total return," it computes such returns separately for each series of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

           Aggregate Total Return =       [(ERV/P) - l]

           The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date,

(2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Fund's Retail Shares average annual total return and aggregate total return quotations will reflect the deduction of the maximum sales load charged in connection with purchases of Retail A Shares or redemptions of Retail B Shares, as the case may be.

           The Fund may also calculate total return quotations without deducting the maximum sales charge imposed on purchases of Prime A Shares or redemptions of Prime B Shares. The effect of not deducting the sales charge will be to increase the total return reflected.

PERFORMANCE REPORTING

           From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, the performance of the Fund may be compared to the Morgan Stanley Capital International Index or the FT World Actuaries Index.

           Performance data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Fund. Performance data will be calculated separately for Trust Shares, Retail A Shares and Retail B Shares of the Fund.

           The standard yield is computed as described above. The Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

           The Fund may also advertise its performance using "average annual total return" figures over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period and are calculated as described above. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of the Fund's operations, or on a year-by-year basis. The Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specified period. Both methods of calculating total return reflect the maximum front-end sales load for Retail A Shares of the Fund and the applicable contingent deferred sales charge for Retail B Shares of the Fund and assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

           The Fund may also advertise total return data without reflecting the sales charges imposed on the purchase of Retail A Shares or the redemption of Retail B Shares in accordance with the rules of the SEC. Quotations that do not reflect the sales charges will be higher than quotations that do reflect the sales charges.

           The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

           The portfolio manager of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS

           As used in this Statement of Additional Information, "assets belonging to" the Fund or series of the Fund means the consideration received by Galaxy upon the issuance of shares in the Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or portfolio. In determining the net asset value of a particular series of the Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Galaxy portfolios at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or portfolio, are conclusive.

           Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

           A "vote of the holders of a majority of the outstanding shares" of the Fund or a particular series of shares in the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund or such series of shares, or (b) 67% or more of the shares of the Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of the Fund or such series of shares are represented at the meeting in person or by proxy.

           As of May 22, 2000, the name, address and percentage ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding shares of each class of shares of Galaxy's investment portfolios were as follows:

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
MONEY MARKET FUND
          TRUST
          Fleet New York                         99.53%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-
          0001

          RETAIL B
          Wylle O'Brian                           5.11%
          69 Edgewood Ave.
          Haverhill, MA  01832-
          2909

TAX-EXEMPT MONEY MARKET
          TRUST
          Fleet New York                         96.34%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-
          0001

          RETAIL A
          Brenda May Earl                        12.41%
          279 Central Park West
          PH-19A
          New York, NY 10024-
          3080

          Joseph Dimenna                         11.54%
          1049 Fifth Ave. Apt. P3
          New York, NY 10028-
          0115

GOVERNMENT MONEY MARKET
          TRUST
          Fleet New York                         98.09%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-
          0001


                                      -54-

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
          TRUST
          Fleet New York                         94.58%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-0001

          RETAIL A
          US Clearing A Division                  9.33%
          of Fleet Securities Inc.
          26 Broadway
          New York, NY 10004-1703

          Taqua Systems Inc.                     5.15%
          75 Attucks Lane
          Hyannis, MA 02601-1867

INSTITUTIONAL TREASURY MONEY MARKET
          TRUST
          Fleet New York                         89.73%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-0001

          Luitpold                                6.33%
          Pharmaceuticals Inc.
          Kirk Sobecki, CFO
          Attn: Harold Noviello
          One Luitpold Dr.
          Shirley, NY 11967

MASSACHUSETTS MUNICIPAL MONEY MARKET
          RETAIL A
          Fleet New York                         55.55%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-0001

CONNECTICUT MUNICIPAL MONEY MARKET
          RETAIL A
          Fleet New York                         45.07%
          Fleet Investment
          Services
          159 East Main St.
          NY/RO/T03C
          Rochester, NY 14638-0001

EQUITY VALUE
          TRUST
          Gales & Co.                            76.08%
          Fleet Investment
          Services
          Mutual Funds Unit -
          NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            14.84%
          Fleet Investment
          Services
          Mutual Funds Unit -
          NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001


                                       55

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          Gales & Co.                            7.24%
          Fleet Investment
          Services
          Mutual Funds Unit -
          NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638- 0001

EQUITY GROWTH
          TRUST
          Gales & Co.                            68.04%
          Fleet Investment
          Services
          Mutual Funds Unit -
          NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638- 0001

          Gales & Co.                            17.32%
          Fleet Investment
          Services
          Mutual Funds Unit -
          NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            13.87%
          Fleet Investment
          Services
          Mutual Funds Unit -
          NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          PRIME A
          US Clearing A Division
          of Fleet Securities Inc.               49.88%
          FBO# 104-32732-16
          Hilda Brandt
          Roland Park Place
          830 W. 40th Street, Apt.
          359
          Baltimore, MD 21211-2176

          US Clearing A Division                 26.03%
          of Fleet Securities Inc.
          FBO# 114-97238-17
          Sara Mallow
          936 Broadway
          New York, NY 10010-6013

          US Clearing A Division of Fleet         8.66%
          Securities Inc.
          FBO# 120-97689-18
          Yook Y Doo
          46-34 Robinson St.
          Flushing, NY 11355-3445

          US Clearing A Division of Fleet        6.86%
          Securities Inc.
          FBO# 021-90471-15
          Mabel L Bowman
          35634 Meyers Ct.
          Fremont, CA 94536-2540


                                       56

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          US Clearing A Division of Fleet        5.33%
          Securities Inc.
          FBO# 143-27206-11
          Mary V Mastroianni &
          Pasqual Mastroianni JT
          Ten
          1811 Randolph Road
          Schenectady, NY
          12308-2021

          PRIME B
          US Clearing A Division of Fleet        19.66%
          Securities Inc.
          FBO# 111-98315-17
          Thomas J Bernfeld
          185 West End Avenue, Apt. 21D
          New York, NY 10023-5548

          US Clearing A Division of Fleet        12.70%
          Securities Inc.
          FBO# 166-31108-13
          Frank Catanho, Trustee of
          the Frank Catanho 1996
          Trust dated 10/22/96
          24297 Mission Blvd.
          Hayward, CA 94544-1020

          US Clearing A Division of Fleet        12.33%
          Securities Inc.
          FBO# 024-90318-16
          Lynn C. Sherrie
          P.O. Box 316
          Wilson, NY 14172-0316

          US Clearing A Division of Fleet        10.64%
          Securities Inc.
          FBO# 221-00085-18
          Walter M. Swiecicki & Cathleen
          Swiecicki JT WROS
          119 Old Beekman Road
          Monmouth Junction, NJ 08852-3114

          US Clearing A Division of Fleet        5.84%
          Securities Inc.
          FBO# 183-97247-11
          W P Fleming
          66500 E 253rd
          Grove, OK 74344-6163

EQUITY INCOME
          TRUST
          Gales & Co.                            52.31%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            33.73%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001


                                       57

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          Gales & Co.                            12.33%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

INTERNATIONAL EQUITY
          TRUST
          Gales & Co.                            41.62%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            38.06%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            13.28%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          RETAIL A
          Charles Schwab & Co. Inc.              8.15%
          Special Custody Acct. for
          Exclusive of Customers
          Attn: Mutual Funds
          101 Montgomery St.
          San Francisco, CA 94104-4122

          PRIME A
          US Clearing A Division of Fleet        80.62%
          Securities Inc.
          FBO 125-98055-11
          Albert F Twanmo
          6508 81st St.
          Cabin John, MD 20818-1203

          US Clearing A Division of Fleet        14.83%
          Securities Inc.
          FBO 136-99157-13
          Jon-Paul Dadaian
          178 Clarken Drive
          West Orange, NJ 07052-3441

          PRIME B
          US Clearing A Division of Fleet        79.69%
          Securities Inc.
          FBO# 102-59241-17
          Church & Friary of St. Francis
          of Assisi
          c/o Fr. Ronald P Stark OFM
          135 West 31st St.
          New York, NY 10001-3405


                                       58

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
GROWTH & INCOME
          TRUST
          Gales & Co.                            77.71%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            18.37%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          PRIME A
          US Clearing A Division of Fleet        35.96%
          Securities Inc.
          FBO# 160-27022-17 Linda Shaw,
          Trustee for the
          Linda J Shaw Trust
          920 Meadows road
          Geneva, IL 60134-3052

          US Clearing A Division of Fleet        29.10%
          Securities Inc.
          FBO# 113-27816-16
          Pamela M Fein
          68 Oak Ridge Drive
          Bethany, CT 06524-3118

          US Clearing A Division of Fleet        24.31%
          Securities Inc.
          FBO# 175-97327-10
          Margaret Ann Gillenwater
          2525 E Prince Road #23
          Tucson, AZ 85716-1146

          US Clearing A Division of Fleet         6.32%
          Securities Inc.
          FBO# 103-80060-19
          Saint Clare School Endowment Fund
          Attn: Fr, O'Shea/Andrew J
          Houvouras &/or Bruce Blatman
          821 Prosperity Farms Road
          No. Palm Beach, FL 33408-4299

          PRIME B
          US Clearing A Division of Fleet        29.49%
          Securities Inc.
          FBO# 147-97497-13
          Martin Allen Sante
          15222 Birch Lakeshore Drive
          Vandalia, MI 49095-9741


                                       59

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          US Clearing A Division of Fleet        19.45%
          Securities Inc.
          FBO# 103-31744-16
          Irwin Luftig & Elaine Luftig
          6119 Bear Creek Ct
          Lake Worth, FL 33467-6812

          US Clearing A Division of Fleet        16.54%
          Securities Inc.
          FBO# 148-28677-18
          Linda M. Berke & Michael E.
          Berke JT TEN
          30941 Westwood Road
          Farmington Hills, MI 48331-1466
          US Clearing A Division of Fleet        16.14%
          Securities Inc.
          FBO# 147-29019-15
          Walter W Quan
          2617 Skyline Drive
          Lorain, OH 44053-2243

          US Clearing A Division of Fleet         6.18%
          Securities Inc.
          FBO# 013-90166-12
          Florence G. St. Onge
          34 Cedar Lane
          Warren, RI 02885-2236

          US Clearing A Division of Fleet        5.94%
          Securities Inc.
          FBO# 108-00116-10 Michael
          Kennedy & Carleen Kennedy JT
          WROS
          12 Walton Avenue
          Locust Valley, NY 11560-1227

ASSET ALLOCATION
          TRUST
          Gales & Co.                            92.66%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                             6.62%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          PRIME A
          US Clearing A Division of Fleet        22.80%
          Securities Inc.
          FBO# 114-97238-17
          Sara Mallow
          936 Broadway
          New York, NY 10010-6013


                                       60

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          US Clearing A Division of Fleet        22.62%
          Securities Inc.
          FBO# 147-97697-11
          Ray Wayne Prince
          11010 Stephens Road
          Berlin Heights, OH 44814-9673

          US Clearing A Division of Fleet        14.56%
          Securities Inc.
          FBO# 175-97327-10
          Margaret Ann Gillenwater
          2525 E Prince Road #23
          Tucson, AZ 85716-1146

          US Clearing A Division of Fleet        13.10%
          Securities Inc.
          FBO# 166-98586-13
          Pamela Ann Radamaker
          1001 Tramway Blvd NE
          Albuquerque, NM 87112-6280

          US Clearing A Division of Fleet        7.44%
          Securities Inc.
          FBO 170-29789-15
          Nicholas G. Roselli & Nicholas
          A. Roselli JT WROS
          315 Southampton Road
          Westfield, MA 01085-1360

          US Clearing A Division of Fleet        5.26%
          Securities Inc.
          FBO 194-97099-17
          James Kenneth Winter
          28 South Fork Cove
          Senatobia, MS 38668-6329

          PRIME B
          US Clearing A Division of Fleet        10.05%
          Securities Inc.
          FBO# 138-97818-14
          Carol Y Foster
          524 Marie Avenue
          Blountstown, FL 32424-1218

          US Clearing A Division of Fleet        9.59%
          Securities Inc.
          FBO# 102-92974-11
          Ann E Herzog
          74 Tacoma Street
          Staten Island, NY 10304-4222

          US Clearing A Division of Fleet        6.39%
          Securities Inc.
          FBO# 166-98559-16
          Ann P Sargent
          422 Los Encinos Avenue
          San Jose, CA 95134-1336


                                       61

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          US Clearing A Division of Fleet        6.20%
          Securities Inc.
          FBO# 166-97970-19
          Alicia E Schober
          10139 Ridgeway Drive
          Cupertino, CA 95014-2658

          US Clearing A Division of Fleet        5.69%
          Securities Inc.
          FBO# 194-14889-16
          Paul R Thornton &
          Karin Z Thornton JT TEN
          1207 Oak Glen Lane
          Sugar Land, TX 77479-6175

          US Clearing A Division of Fleet        6.05%
          Securities Inc.
          FBO# 147-29049-19
          Randall Prince
          Rt. 1, Box 865
          Turtletown, TN 37391-9700

SMALL COMPANY EQUITY
         TRUST
         Gales & Co.                             60.66%
         Fleet Investment Services
         Mutual Funds Unit - NY/RO/TO4A
         159 East Main Street
         Rochester, NY 14638

         Gales & Co.                             28.34%
         Fleet Investment Services
         Mutual Funds Unit - NY/RO/TO4A
         159 East Main Street
         Rochester, NY 14638

         Gales & Co.                             7.26%
         Fleet Investment Services
         Mutual Funds Unit - NY/RO/TO4A
         159 East Main Street
         Rochester, NY 14638

SMALL CAP VALUE
         TRUST
         Gales & Co.                             46.53%
         Fleet Investment Services
         Mutual Funds Unit - NY/RO/TO4A
         159 East Main Street
         Rochester, NY 14638-0001

         Gales & Co.                             32.48%
         Fleet Investment Services
         Mutual Funds Unit - NY/RO/TO4A
         159 East Main Street
         Rochester, NY 14638-0001


                                       62

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
         Gales & Co.                             18.38%
         Fleet Investment Services
         Mutual Funds Unit - NY/RO/TO4A
         159 East Main Street
         Rochester, NY 14638-0001

         PRIME A
         US Clearing A Division of Fleet         30.36%
         Securities Inc.
         FBO# 104-32732-16
         Hilda Brandt
         3900 North Charles Street
         Baltimore, MD 21218-1724

         US Clearing A Division of Fleet         19.13%
         Securities Inc.
         FBO# 150-98301-11
         N Clifford Nelson Jr.
         58 Middlebury Road
         Orchard Park, NY 14127-3581

         US Clearing A Division of Fleet         19.00%
         Securities Inc.
         FBO# 102-60254-19
         Frederick W Geissinger
         601 NW 2nd Street
         Evansville, IN 47708-1013

         US Clearing A Division of Fleet         12.77%
         Securities Inc.
         FBO# 103-97564-14
         Thomas X McKenna
         170 Turtle Creek Drive
         Tequesta, FL 33469-1547

         US Clearing A Division of Fleet          9.35%
         Securities Inc.
         FBO# 103-31296-18
         Edward U Roddy III
         109 Angler Avenue
         Palm Beach, FL 33480-3101

         PRIME B
         US Clearing A Division of Fleet         14.31%
         Securities Inc.
         FBO# 111-98315-17
         Thomas J Bernfeld
         185 West End Avenue, Apt. 21D
         New York, NY 10023-5548

          US Clearing A Division of Fleet         9.70%
          Securities Inc.
          FBO# 107-30623-15
          Andrejs Zvejnieks
          2337 Christopher Walk
          Atlanta, GA 30327-1110

          US Clearing A Division of Fleet         7.55%
          Securities Inc.
          FBO# 108-98472-11
          Rufus O.Eddins, Jr.
          360 Dominion Circle
          Knoxville, TN 37922-2750


                                       63

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          US Clearing A Division of Fleet         7.25%
          Securities Inc.
          FBO# 221-97250-13
          Micheal A Veschi
          106 Exmoor Court
          Leesburg, VA 20176-2049

STRATEGIC EQUITY
          TRUST
          Gales & Co.                            97.22%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          RETAIL B
          Violet K. Saidnehr                      5.90%
          260 Middle Neck Road
          Great Neck, NY  11021-1175

INTERMEDIATE GOVERNMENT INCOME
          TRUST
          Gales & Co.                            37.37%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            33.74%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            25.30%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          RETAIL B
          Adriana Vita                           7.42%
          345 Park Ave.
          New York, NY  10154

HIGH QUALITY BOND
          TRUST
          Gales & Co.                            57.48%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001


                                       64

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          Gales & Co.                            26.57%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            13.63%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          PRIME A
          US Clearing A Division of Fleet        45.67%
          Securities Inc.
          FBO# 103-30971-12
          Doris G Schack
          FBO - Doris G Schack Living Trust
          9161 East Evans
          Scottsdale, AZ 85260-7575

          US Clearing A Division of Fleet        33.77%
          Securities Inc.
          FBO# 132-90090-11
          Virginia Holmes
          303 Bella Vista Drive
          Ithaca, NY 14850-5774

          US Clearing A Division of Fleet        20.23%
          Securities Inc.
          FBO# 013-02964-11
          Jane L Grayhurst
          770 Boylston St., Apt 10G
          Boston, MA 02199-7709

          PRIME B
          US Clearing A Division of Fleet        30.75%
          Securities Inc.
          FBO# 200-70099-19
          Neil C Feldman
          41 Windham way
          Englishtown, NJ 07726-8216

          US Clearing A Division of Fleet        12.41%
          Securities Inc.
          FBO# 119-97697-10
          Ira Zornberg
          4219 Nautilus Avenue
          Brooklyn, NY 11224-1019

          US Clearing A Division of Fleet        12.22%
          Securities Inc.
          FBO# 147-24459-13
          Jay Robert Klein
          26800 Amhearst Circle #209
          Cleveland, OH 44122-7572

          US Clearing A Division of Fleet        11.68%
          Securities Inc.
          FBO# 102-68909-11
          Marjorie Dion
          301 Raimond Street
          Yaphank, NY 11980-9725


                                       65

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          US Clearing A Division of Fleet         7.91%
          Securities Inc.
          FBO# 157-98031-13
          Patricia Fusco
          112 E. Chapel Avenue
          Cherry Hill, NJ 08034-1204

          US Clearing A Division of Fleet         5.86%
          Securities Inc.
          FBO# 238-97175-19
          Marie Gottfried
          10208 Andover Coach
          Circle H-2
          Lake Worth, FL 33467-8158

          US Clearing A Division of Fleet         5.46%
          Securities Inc.
          FBO# 013-03576-19
          Louise Brown & Sandra Fontaine
          JT TEN
          172 High Street
          Woonsocket, RI 02895-4311

SHORT-TERM BOND
          TRUST
          Gales & Co.                            43.57%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            31.50%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            21.51%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          RETAIL B
          Chelsea Police Relief Assoc.           17.41%
          John R. Phillips Treas. &
          Michael McCona Clerk
          180 Crescent Avenue
          Chelsea, MA  02150-3017

          Josue Colon Cust                        9.70%
          Hazel Colon UGMA CT
          400 Lasalle St
          New Britan, CT  06051-1316

          Elizabeth Mugar                         9.17%
          10 Chestnut St.
          Apt. 1808
          Springfield, MA  01103-1709


                                       66

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
TAX-EXEMPT BOND
          TRUST
          Gales & Co.                            38.51%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            24.35%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          Gales & Co.                            32.16%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638-0001

          RETAIL A
          Charles Dagraca & Barbara               7.83%
          Dagraca JT WROS
          20 William Penn Rd.
          Warren, NJ 07059

          RETAIL B
          Sylvia Fendler                         11.54%
          72 Brinkerhoff Ave.
          Stamford, Ct. 06905

          Frances E. Stady                        6.07%
          P.O. BOX 433
          3176 Main St.
          Yorkshire, NY  14173-0433

          US Clearing A Division of Fleet         5.14%
          Securities Inc.
          FBO 978-02869-11
          Carol Guy & Ali E. Guy
          14 Thomas St.
          Scarsdale, NY 10583-1031

CONNECTICUT MUNICIPAL BOND
          TRUST
          Gales & Co.                            68.00%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638

          Gales & Co.                            23.64%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY 14638


                                       67

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          Bob & Co.                               8.12%
          c/o Bank of Boston
          Attn: Mutual Fd Dept 45-02-06
          PO Box 1809
          Boston, MA  02105-1809

          RETAIL A
          Maria Luisa Carcangiu & Juan            6.39%
          Rosai
          JT WROS
          36 Beach Ave.
          Milford, CT  06460

MASSACHUSETTS MUNICIPAL BOND
          TRUST
          Gales & Co.                            43.63%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Gales & Co.                            41.97%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Bob & Co.                              12.44%
          c/o Bank of Boston
          Attn: Mutual Fd Dept 45-02-06
          PO Box 1809
          Boston, MA  02105-1809

CORPORATE BOND
          TRUST
          Gales & Co.                            41.24%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Gales & Co.                            31.19%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Gales & Co.                            17.64%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001


                                       68

                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
RHODE ISLAND MUNICIPAL BOND
          RETAIL A
          Gales & Co.                            35.16%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Bob & Co.                              23.94%
          c/o Bank of Boston
          Attn: Mutual Fd Dept. 45-02-06
          PO Box 1809
          Boston, MA  02105-1809

          James R. McCulloch                      7.65%
          c/o Microfibre
          PO Box 1208
          Pawtucket, RI 02862-1208

NEW YORK MUNICIPAL BOND
          TRUST
          Gales & Co.                            64.12%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Bob & Co.                              16.34%
          c/o Bank of Boston
          ATTN:  Mutual Fund
          Dept. 45-02-06
          P.O. Box 1809
          Boston, MA  02105-1809

          Gales & Co.                            12.08%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Gales & Co.                             7.25%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          RETAIL A
          Marilyn J Brantley                     12.87%
          5954 Van Allen Road
          Belfast, NY 14711-
          8750

NEW JERSEY MUNI BOND


                                       69


                                                 PERCENT
REGISTRATION NAME                                OWNERSHIP
---------------------------------------------------------------------
          TRUST
          Gales & Co.                            51.84%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Gales & Co.                            31.91%
          Fleet Investment Services
          Mutual Funds Unit - NY/RO/TO4A
          159 East Main Street
          Rochester, NY  14638-0001

          Bob & Co.                              15.95%
          c/o Bank of Boston
          ATTN:  Mutual Fund Dept. 45-02-06
          P.O. Box 1809
          Boston, MA  02105-1809

          RETAIL A
          John W Maki & Kimberly McGrath         73.71%
          Maki JT WROS
          1 Connet Lane
          Mendham, NJ  07945-2938
          William Minnaard                       10.84%
          50 Rock Road
          Unit A6
          Hawthorne, NJ 07506-1570

PRIME RESERVES
          U.S. Clearing                         100.00%
          26 Broadway
          New York, NY  10004-1703

GOVERNMENT RESERVES
          U.S. Clearing                         100.00%
          26 Broadway
          New York, NY  10004-1703

TAX-EXEMPT RESERVES
          U.S. Clearing                         100.00%
          26 Broadway
          New York, NY  10004-1703

           As of May 22, 2000, the name, address and percentage ownership of the entities or persons that held beneficially more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios were as follows:


REGISTRATION NAME                                 PERCENT
-----------------                                ---------
                                                 OWNERSHIP
                                                 ---------
MONEY MARKET
              Stable Asset Fund                    12.28%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

GOVERNMENT MONEY
      Advent Realty Limited Partnership             5.82%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

U.S. TREASURY MONEY
      Loring Walcott Client Sweep Acct             24.70%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

EQUITY VALUE
       Fleet Savings Plus-Equity Value             26.69%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

EQUITY GROWTH
      Fleet Savings Plus-Equity Growth             23.09%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

       Nusco Retiree Health VEBA Trust              6.91%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

INTERNATIONAL EQUITY
        FFG International Equity Fund              11.17%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

       Fleet Savings Plus-Intl Equity              10.03%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

INTERMEDIATE GOVT INC
       Nusco Retiree Health VEBA Trust              6.61%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638


                                       71


REGISTRATION NAME                                 PERCENT
-----------------                                ---------
                                                 OWNERSHIP
                                                 ---------
STRATEGIC EQUITY FUND
        FFG Retirement & Pension VDG               93.57%
          C/O Fleet Financial Group
                159 East Main
             Rochester, NY 14638

HIGH QUALITY BOND
       Fleet Savings Plus Plan-HQ Bond             17.58%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

SHORT TERM BOND FUND
       Willcox & Gibbs Retirement Plan              5.47%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

ASSET ALLOCATION
     Fleet Savings Plus-Asset Allocation           27.27%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

SMALL COMPANY EQUITY
      Fleet Savings Plus-Small Company             31.47%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

TAX EXEMPT BOND
       Nusco Retiree Health VEBA Trust             37.33%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

CONNECTICUT MUNI BOND
              Winnifred M Purdy                     7.64%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

CORPORATE BOND
          Cole Hersee Pension Plan                  7.87%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

GROWTH INCOME
       Fleet Savings Plus-Grth Income              44.75%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

           Crompton & Knowles IARP                  9.82%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638


                                       72


REGISTRATION NAME                                 PERCENT
-----------------                                ---------
                                                 OWNERSHIP
                                                 ---------
SMALL CAP VALUE
         FFG Emp Ret Misc Assets SNC               25.60%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

           CVS Inc 401K P/S Pln 3                   5.68%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

INSTITUTIONAL GOVT
            Duncanson & Holt Inc                    5.66%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

NEW JERSEY MUNI BOND
                Perillo Tours                      22.11%
       C/O Norstar Trust Co/Gales & Co
                159 East Main
             Rochester, NY 14638

             Royal Chambord IMA                    11.05%
       C/O Norstar Trust Co/Gales & Co
                159 East Main
             Rochester, NY 14638

       McKee Wendell A. Marital Trust              10.98%
       C/O Norstar Trust Co/Gales & Co
                159 East Main
             Rochester, NY 14638

                Varco Inc IMA                       5.53%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

          Terry, Julia Lee Inv Adv                  5.20%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

              Tiernan Diana IA                      5.02%
            C/O Norstar Trust Co
                 Gales & Co
                159 East Main
             Rochester, NY 14638

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

           A Standard & Poor's commercial paper rating is a current opinion of credit worthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

           "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

           "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

           "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

           "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

           "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

           "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

           "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

           "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

           "Not Prime" - Issuers do not fall within any of the Prime rating categories.


           The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

           "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

           "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

           "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

           "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


           Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

           "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

           "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

           "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

           "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

           "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

           "D" - Securities are in actual or imminent payment default.


           Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

           "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

           "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

           "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

           The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

           "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

           "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

           "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

           "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

           "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

           "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

           "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

           "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

           "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

           "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

           The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

           "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

           "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

           "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

           Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

           Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

           The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

           "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

           "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

           "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

           "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

           "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

           To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

           The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

           "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

           "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

           "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

           "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

           "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

           "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

           "CCC," "CC", and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

           "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

           Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

           To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

           Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

           "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

           "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

           "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

           "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

           "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

           "D" - This designation indicates that the long-term debt is in default.

           PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

           A Standard and Poor's note rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

           "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

           "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

           "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


           Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

           "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

           "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

           "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

           "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

           "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

           Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
JULY 6, 2000

GALAXY PAN ASIA FUND

PRIME A SHARES AND PRIME B SHARES

         This Statement of Additional Information is not a prospectus. It relates to the prospectus for the Prime A Shares and Prime B Shares of the Galaxy Pan Asia Fund (the "Fund") dated July 6, 2000, as it may be supplemented or revised from time to time (the "Prospectus"). The Prospectus may be obtained, without charge, by writing:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

or by calling 1-877-BUY-GALAXY (1-877-289-4252)

                                TABLE OF CONTENTS
                                                                                     PAGE
GENERAL INFORMATION.....................................................................1
DESCRIPTION OF GALAXY AND ITS SHARES....................................................1
INVESTMENT STRATEGIES, POLICIES AND RISKS...............................................4
         Special Risk Considerations....................................................5
         Foreign Securities.............................................................5
         Asia and the Pacific Basin.....................................................5
         Japan    ......................................................................6
         Other Investment Policies and Risk Considerations..............................8
         Ratings .......................................................................8
         U.S. Government Obligations and Money Market Instruments.......................8
         Variable and Floating Rate Obligations........................................10
         Repurchase and Reverse Repurchase Agreements..................................11
         Securities Lending............................................................11
         Investment Company Securities.................................................12
         Derivative Securities.........................................................12
         American, European and Global Depository Receipts.............................18
         Convertible Securities........................................................18
         When-Issued Transactions......................................................19
         Restricted and Illiquid Securities............................................20
         Portfolio Turnover............................................................20
INVESTMENT LIMITATIONS.................................................................21
VALUATION OF PORTFOLIO SECURITIES......................................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................................24
         Purchases of Prime A Shares and Prime B Shares................................24
         General ......................................................................24
         Applicable Sales Charge - Prime A Shares......................................25
         Computation of Offering Price - Prime A Shares................................26
         Quantity Discounts............................................................26
         Applicable Sales Charge - Prime B Shares......................................28
         Characteristics of Prime A Shares and Prime B Shares..........................29
         Factors to Consider When Selecting Prime A Shares or Prime B Shares...........30
         Redemption of Prime A Shares and Prime B Shares...............................31
EXCHANGE PRIVILEGE.....................................................................31
TAXES .................................................................................32
         Taxation of Certain Financial Instruments and Investments.....................33
TRUSTEES AND OFFICERS..................................................................33
         Shareholder and Trustee Liability.............................................37
INVESTMENT ADVISER AND SUB-ADVISER.....................................................38
ADMINISTRATOR..........................................................................39
CUSTODIAN AND TRANSFER AGENT...........................................................40
EXPENSES ..............................................................................41
PORTFOLIO TRANSACTIONS.................................................................41


                                      -i-

DISTRIBUTION PLANS.....................................................................42
PRIME A SHARES PLAN....................................................................42
PRIME B SHARES PLAN....................................................................43
BOTH DISTRIBUTION PLANS................................................................43
DISTRIBUTOR............................................................................44
AUDITORS ..............................................................................45
COUNSEL ...............................................................................45
CODES OF ETHICS........................................................................45
PERFORMANCE AND YIELD INFORMATION......................................................45
         Performance Reporting.........................................................48
MISCELLANEOUS..........................................................................49
APPENDIX A............................................................................A-1

                               GENERAL INFORMATION


         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectus for Prime A Shares and Prime B Shares of the Galaxy Pan Asia Fund (the "Fund"). The Fund also offers Trust Shares, Retail A Shares and Retail B Shares, which are described in a separate statement of additional information and related prospectuses. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. No investment in shares of the Fund should be made without reading the Prospectus.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                      DESCRIPTION OF GALAXY AND ITS SHARES

         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in thirty-seven investment portfolios: Money Market Fund, Government Fund, U.S. Treasury Fund, Tax-Exempt Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund, Strategic Equity Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund. Galaxy is also authorized to issue shares of beneficial interest in two additional investment portfolios, the MidCap Equity Fund and the New York Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the MidCap Equity Fund and the New York Municipal Money Market Fund had not commenced investment operations.

         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the series in the Fund as follows: Class NN - Series 1 shares (Trust Shares), Class NN - Series 2 shares (Retail A Shares), Class NN - Series 3 shares (Retail B Shares), Class NN - Series 4 shares (Prime A Shares) and Class NN - Series 5 shares (Prime B Shares), each series representing interests in the Pan Asia Fund. The Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.

         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. Each series of shares in the Fund (i.e., Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and Trust Shares) bear pro rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each series will bear the expenses of any distribution and/or shareholder servicing plans applicable to such series. For example, as described below, holders of Prime A Shares will bear the expenses of the Distribution Plan for Prime A Shares and holders of Prime B Shares will bear the expenses of the Distribution and Services Plan for Prime B Shares. In addition, each series may incur differing transfer agency fees and may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See "Distribution Plan" and "Distribution and Services Plan" below.

         In the event of a liquidation or dissolution of Galaxy or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and Galaxy's other portfolios, of any general assets of Galaxy not belonging to any particular portfolio, which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund based on the number of shares of the Fund that are held by each shareholder, except that each series of the Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such series.

         Holders of all outstanding shares of the Fund will vote together in the aggregate and not by series on all matters, except that only shares of a particular series of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to any distribution and/or shareholder servicing plan for such series (e.g., only Prime A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution Plan for Prime A Shares and only Prime B Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Prime B Shares). Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the portfolio affected by the matter. The Fund is deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.

         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.

         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, and UOB Global Capital LLC ("UOBGC"), the Fund's sub-adviser, will use their best efforts to achieve the Fund's investment objective, although such achievement cannot be assured. The investment objective of the Fund as described in its Prospectus may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," the Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Fund to be a complete investment program. The following investment strategies, policies and risks supplement those set forth in the Fund's Prospectus.

         The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. See "Other Investment Policies and Risk Considerations -- Convertible Securities" below. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in unlisted securities.

         Securities issued in certain countries may be accessible only through investment in other investment companies that are specifically authorized to invest in such securities. The Fund does not currently intend to invest in countries in which it can only invest in securities through other investment companies, but the Fund reserves the right to do so. The limitations on the Fund's investment in other investment companies are described below under "Other Investment Policies and Risk Considerations -- Investment Company Securities."

         Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. The Fund may also enter into foreign currency exchange contracts to hedge against currency risk. In addition, the Fund may invest up to 100% of its total assets in securities of foreign issuers in the form of ADRs, EDRs or GDRs as described under "Other Investment Policies and Risk Considerations -- American, European and Global Depository Receipts." Furthermore, the Fund may purchase and sell securities on a when-issued basis.

         See "Other Investment Policies and Risk Considerations" below regarding additional investment policies of the Fund.

                           SPECIAL RISK CONSIDERATIONS

FOREIGN SECURITIES

         Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs, as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

         Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

         Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets.

ASIA AND THE PACIFIC BASIN

         Many Asian countries may be subject to greater social, political and economic instability than is experienced in the United States. This instability may result from (a) authoritarian governments, (b) military involvement in political and economic decisions, (c) unrest associated with demands of the people for improved social, economic and political conditions, (d) internal insurgencies, (e) hostilities with neighboring countries, and (f) ethnic, religious and racial estrangement.

         Most Asian countries depend heavily on international trade and are therefore impacted by trade barriers and the economic conditions of their trading partners. The economies of Asian countries could be adversely affected by the enactment of protective trade legislation by principal trading partners, reduction of foreign investment in Asian countries, or a general decline in international securities markets.

         Many developing Asian countries have experienced rapid economic growth driven by the success of market reforms and a boost in infrastructure expenditures. Growth of large middle classes and increased consumer spending have resulted from rapid increases in household incomes. Although the rise in domestic demand has lessened reliance on exports in many developing Asian countries, enhanced competition in export markets has also contributed to the economic growth of many of these countries. Productivity improvements has enabled many Asian countries to achieve or maintain their status as top importers while at the same time improving domestic living standards.

         Southeast Asian currency markets experienced severe selling pressures from abroad during the fourth quarter of 1997, with heavy selling by foreign investors and speculators of currencies viewed to be overvalued. The Thai Baht first experienced these pressures, but currencies of Hong Kong, South Korea, Taiwan, Singapore, the Philippines, Malaysia and Indonesia have also been affected. Concern by foreign investors with the general financial prospects of the region also have placed pressures on the equity and fixed income markets in the region.

         Korea and Thailand, two countries at the center of the Asian crisis, have made positive advances toward economic recovery and restoration of confidence, although complete turnarounds are not yet assured. Indonesia, by contrast, continues to experience difficult conditions. Malaysia has imposed external payments controls in an attempt to shield its economy from the region's troubles. Japan remains subject to significant risks, notwithstanding significant fiscal stimulus and new programs to deal with problems in the banking sector. Economic growth in China appears to be slowing, and both Chinese and Hong Kong currencies have experienced substantial pressure.

JAPAN

         The Fund currently intends to concentrate its investments in securities of companies located in Japan and, thus, is more highly exposed to risks specific to investments in Japan than to those associated with investments in other Asian countries. This risk is tempered by the Fund's ability to reduce its investments in Japan during unfavorable periods.

         Japan's economic growth in the 1990's slowed considerably compared to the previous decade. The decrease in gross national product in 1998 was the worst year during the post-World War II period. Significant fiscal spending has been employed to help boost the economy. Consumer prices are stable, although wholesale prices are experiencing deflation. Earnings per worker have declined nominally. Unemployment has increased to historical levels.

         In spite of its problems, the Japanese economy has several strong areas. The manufacturing sector features some of the most innovative electronics and precision machinery firms in the world, as well as global leaders in automotive and machinery industries. Japan's educational accomplishments tend to outpace those of other developed countries. Japan also has a well developed public sector infrastructure.

         Among Japan's economic weaknesses are its financial system, which includes a large amount of non-performing loans, causing financial intermediaries to become conservative in lending practices. Many companies carry high debt loads and have low returns on assets compared to historical measures in Japan as well as some other industrialized countries. The increased need for labor mobility to adapt to emerging technologies and global competition is causing fundamental changes in the labor market that are at odds with the historical concept of lifetime employment. New accounting rules and decision making processes, in addition to changed incentives for managers, are redefining corporate governance.

         Because of the expanding fiscal policy and the negative effects of industrial and financial sector restructuring on business investment and wages, growth may continue to be hindered in the near term. Cuts in employment and investment may cause economic performance to suffer.

         To give maximum support to the economy, the Bank of Japan has reduced interest rates in the overnight market to near 0%. Yields on long term bonds have nonetheless increased since the end of 1998 due to large deficits in the government budget and the reluctance of some institutions to buy even government-issued securities with significant duration risk.

         The Japanese yen has fluctuated widely. Financial observers generally consider that a very strong yen likely would adversely affect Japan's economy, although other Asian countries might benefit.

         Japan's political environment is stable. A general election must be held by November 2000, during which all seats in Japan's Lower House will be up for election. An election for the Upper House is scheduled for July 2001.

         Japan has large and active securities markets, including the Tokyo Stock Exchange and several regional exchanges. There is an active over-the-counter market for fixed income securities. Japan also has well developed derivatives markets. Securities markets are regulated by both private and public agencies.

         Japan's reporting, accounting and auditing standards vary considerably from those of the United States. The past decade has seen the introduction of stricter requirements. Beginning in March 2001, mark-to-market valuation for marketable securities held for trading purposes will become mandatory, as will the methods of the International Accounting Standards system. Consideration is being given to requiring that land values based on discounted cash flow models be disclosed, as well as current book value disclosure.

         Japan depends heavily on international trade and is adversely affected by trade tariffs and other protectionist measures imposed by its trading partners, and can also be impacted by the economic conditions of those trading partners. Because a relatively small percentage of Japan's land is suitable for agriculture, it is highly dependent on imports of certain food products. In addition, Japan's manufacturing industries rely on imported raw materials and fuels, including iron ore, copper, oil and forest products. Japan has experienced trade tensions with certain countries, particularly the United States, because of its high volume of exports of goods, such as automobiles, machine tools and semiconductors. Japan has entered into some trade agreements to help reduce these tensions. Relaxing of barriers to imports, or pressures exerted by trade partners, could negatively affect Japan's economy. Japan might also be affected by a substantial rise in world oil or commodity prices. Because of its dependence on exports to sustain Japan's economy, any decrease in exports could be seen as a sign of weakness that might adversely affect securities markets.

         Japan is located in a part of the world that is susceptible to earthquakes, volcanoes and other natural disasters. Devastating natural disasters can have enough impact to affect the country's economy.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectus and this Statement of Additional Information are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

RATINGS

         The Fund may only purchase debt securities rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, determined by Fleet or UOBGC to be of comparable quality. Issuers of commercial paper, bank obligations or repurchase agreements in which the Fund invests must have, at the time of investment, outstanding debt rated A or higher by Moody's or S&P, or, if they are not rated, the instrument purchased must be determined to be of comparable quality.

         Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet or UOBGC, as the case may be, may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, the Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

         The Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in other money market instruments, including but not limited to bank obligations, commercial paper and corporate bonds with remaining maturities of 397 days or less.

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Fund include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be limited to 10% of the Fund's net assets. Investments by the Fund in non-negotiable time deposits are limited to no more than 5% of the Fund's total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may subject the Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Such investments may also subject the Fund to investment risks similar to those accompanying direct investments in foreign securities. See "Special Risk Considerations -- Foreign Securities." The Fund will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when Fleet and/or UOBGC believe that the credit risk with respect to the instrument is minimal.

         Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The Fund may also purchase Rule 144A securities. See "Investment Limitations" below.

VARIABLE AND FLOATING RATE OBLIGATIONS

         The Fund may purchase variable and floating rate instruments in accordance with its investment objectives and policies as described in the Prospectus and this Statement of Additional Information. If such an instrument is not rated, Fleet or UOBGC must determine that such instrument is comparable to rated instruments eligible for purchase by the Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand.

         In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund can receive payment of principal as specified in the instrument. Instruments which are U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased by the Fund, however, will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Fleet and/or UOBGC. The Fund will not enter into repurchase agreements with Fleet or UOBGC or any of their affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 15% limit described below in Investment Limitation No. 3 under "Investment Limitations."

         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

         The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by the Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         The Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

SECURITIES LENDING

         The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation.

The Fund would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Fund would be invested in high quality, short-term "money market" instruments. Loans will generally be short-term, will be made only to borrowers deemed by Fleet and/or UOBGC to be of good standing and only when, in Fleet's and/or UOBGC's judgment, the income to be earned from the loan justifies the attendant risks. The Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

         The Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other investment portfolios of Galaxy, or any other investment companies advised by Fleet or UOBGC.

DERIVATIVE SECURITIES

         The Fund may from time to time, in accordance with its investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, put and call options, stock index futures and options, indexed securities and swap agreements, foreign currency exchange contracts and certain asset-backed and mortgage-backed securities.

         Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

         Fleet and/or UOBGC will evaluate the risks presented by the derivative securities purchased by the Fund, and will determine, in connection with their day-to-day management of the Fund, how such securities will be used in furtherance of the Fund's investment objectives. It is possible, however, that Fleet's and/or UOBGC's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of their investments in derivative securities.

         WRITING COVERED OPTIONS. The Fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by the Fund obligates it to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding or the Fund will use the other methods described below. The Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the Fund would be covered, which means that the Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described below. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

         Call and put options written by the Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund or by an offsetting forward contract which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

         The Fund may also write (sell) covered call and put options on any securities index consisting of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

         The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price.

         The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

         PURCHASING OPTIONS. The Fund may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         The Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         The Fund may purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

         RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

         Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Fleet and/or UOBGC. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if Fleet and/or UOBGC is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of Fleet and/or UOBGC to manage future price fluctuations and the degree of correlation between the options and securities markets. If Fleet and/or UOBGC is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

         OPTIONS ON FOREIGN STOCK INDEXES. The Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of foreign stock indexes are SIMEX and Topix.

         Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund realizes a gain or loss from the purchase or writing of options on an index is dependent upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to Fleet's and/or UOBGC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. The Fund will engage in stock index options transactions that are determined to be consistent with its efforts to control risk.

         When the Fund writes an option on a stock index, the Fund will establish a segregated account with its custodian or with a foreign sub-custodian in which the Fund will deposit cash or other liquid assets in an amount equal to the market value of the option, and will maintain the account while the option is open.

         FUTURES CONTRACTS. The Fund may enter into futures contracts.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. When the Fund purchases or sells a futures contract, the Fund must allocate assets as an initial deposit on the contract. The initial deposit may be as low as approximately 5% or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin," based on a decrease or increase in the value of the futures contract.

         Futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time; however, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract. With respect to stock index futures, because futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the corresponding stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

         The Fund's ability to use transactions in futures contracts effectively depends on, among other factors, Fleet's or UOBGC's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that the Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. The Fund either enters into these transactions on a spot
(I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. Forward foreign currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date, which may be any fixed number of days from the date of the contract, and at a specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution.

         Forward foreign currency exchange contracts also allow the Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. By separating the asset and the currency decision, it is possible to focus on the opportunities presented by the security apart from the currency risk. Although forward foreign currency exchange contracts are of short duration, generally between one and twelve months, such contracts are rolled over in a manner consistent with a more long-term currency decision. Because there is a risk of loss to the Fund if the other party does not complete the transaction, forward foreign currency exchange contracts will be entered into only with parties approved by Galaxy's Board of Trustees.

         The Fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to the Fund's investments, the Fund will establish with its custodian a segregated account consisting of cash or other liquid assets equal in value to the fluctuating market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

         Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Since consideration of the prospect for currency parities will be incorporated into the Fund's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to portfolio security transactions; however, it is important to have the flexibility to enter into foreign currency hedging transactions when it is determined that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS

         The Fund may invest in ADRs, EDRs and GDRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. EDRs are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. GDRs are receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Fund's limitations with respect to such securities. If the Fund invests in an unsponsored ADR, EDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Special Risk Considerations -- Foreign Securities."

CONVERTIBLE SECURITIES

         The Fund may from time to time, in accordance with its investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

         Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in Fleet's and/or UOBGC's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, Fleet and/or UOBGC evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fleet and/or UOBGC considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED TRANSACTIONS

         The Fund may purchase eligible securities on a "when-issued" basis. When-issued transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place.

         The Fund may dispose of a commitment prior to settlement if Fleet or UOBGC, as the case may be, deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

         When the Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash.

         When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of the Fund's portfolio, the maturity of when-issued securities is calculated from the date of settlement of the purchase to the maturity date.

RESTRICTED AND ILLIQUID SECURITIES

         The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by Galaxy's Board of Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Board of Trustees, including Section 4(2) commercial paper (as determined by Fleet), as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 15% limitation on purchases of illiquid instruments described under "Investment Limitations" below, Rule 144A securities will not be considered to be illiquid if Fleet and/or UOBGC has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

PORTFOLIO TURNOVER

         The Fund may sell a portfolio investment soon after its acquisition if Fleet and/or UOBGC believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by the Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.


                             INVESTMENT LIMITATIONS

         In addition to the Fund's investment objective as stated in the Prospectus, the following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

         The Fund may not:

               1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with its permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

               2. Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and then in amounts not in excess of 33% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

               3. Invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, securities which are restricted as to transfer in their principal market, non-negotiable time deposits and other securities which are not readily marketable.

               4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

               5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

               6. Act as an underwriter within the meaning of the 1933 Act; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

               7. Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate, and the Fund may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

               8. Purchase or sell commodities or commodity contracts or invest in oil, gas, or other mineral exploration or development programs or mineral leases; provided however, that the Fund may enter into forward currency contracts and foreign currency futures contracts and related options to the extent permitted by its investment objectives and policies.

               9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call and put options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such options, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and further provided that the Fund may purchase put and call options to the extent permitted by its investment objectives and policies.

               10. Invest in companies for the purpose of exercising management or control.

               11. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that the Fund may acquire such securities in accordance with the 1940 Act.

               12. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the

                    U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

         With respect to Investment Limitation No. 2 above, the Fund intends to limit any borrowings (including reverse repurchase agreements) to not more than 33% of the value of its total assets at the time of such borrowing.

         With respect to Investment Limitation No. 4 above, the Fund does not intend to acquire more than 10% of the outstanding voting securities of any one issuer.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if the Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.


                       VALUATION OF PORTFOLIO SECURITIES

         In determining market value, the Fund's portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, in which case the fair value of those securities may be determined through consideration of other factors by or under the direction of Galaxy's Board of Trustees. Portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a remaining maturity of 60 days or less are valued based upon the amortized cost method. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

         Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in the Fund are sold on a continuous basis by Galaxy's distributor, Provident Distributors, Inc. ("PDI"). PDI is a registered broker/dealer with its principal offices at 3200 Horizon Drive, King of Prussia, PA 19406. PDI has agreed to use appropriate efforts to solicit all purchase orders.

         This Statement of Additional Information provides additional purchase and redemption information for Prime A Shares and Prime B Shares of the Fund. Purchase and redemption information for Retail A Shares, Retail B Shares and Trust Shares of the Fund are provided in a separate statement of additional information and related prospectuses.


                 PURCHASES OF PRIME A SHARES AND PRIME B SHARES

GENERAL

         Investments in Prime A Shares of the Fund are subject to a front-end sales charge. Investments in Prime B Shares of the Fund are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge."

         Investors should read "Characteristics of Prime A Shares and Prime B Shares" and "Factors to Consider When Selecting Prime A Shares or Prime B Shares" below before deciding between the two.

         Purchase orders for Prime A Shares and Prime B Shares are placed by investors through selected broker/dealers. The broker/dealer is responsible for transmitting its customers' purchase orders to PDI and wiring required funds in payment to Galaxy's custodian on a timely basis. PDI is responsible for transmitting such orders to Galaxy's transfer agent for execution. Shares purchased by a broker/dealer on behalf of its customers will normally be held of record by the broker/dealer and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular broker/dealer and Galaxy's transfer agent, confirmations of Prime A Share and/or Prime B Share purchases and redemptions and pertinent account statements will be sent by Galaxy's transfer agent directly to a shareholder with a copy to the broker/dealer, or will be furnished directly to the shareholder by the broker/dealer. Other procedures for the purchase of Prime A Shares and/or Prime B Shares established by broker/dealers may apply. Purchases of Prime A Shares and Prime B Shares will be effected only on days on which the New York Stock Exchange is open for business ("business day"). On a business day when the New York Stock Exchange closes early due to a partial holiday, or otherwise, Galaxy will advance the time at which purchase orders must be received in order to be processed on that business day.

APPLICABLE SALES CHARGE - PRIME A SHARES

         The public offering price for Prime A Shares of the Fund is the sum of the net asset value of the Prime A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Prime A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                     REALLOWANCE TO
                                                       DEALERS
                                                      AS A % OF
                                                   OFFERING PRICE
AMOUNT OF TRANSACTION                                  PER SHARE
---------------------                                  ---------
Less than $50,000                                        5.00%
$50,000 but less than $100,000                           4.00%
$100,000 but less than $250,000                          3.00%
$250,000 but less than $500,000                          2.00%
$500,000 but less than $1,000,000                        1.75%
$1,000,000 and over                                      0.00%

         The appropriate reallowance to dealers will be paid by PDI to broker-dealer organizations which have entered into agreements with PDI. The reallowance to dealers may be changed from time to time.

         In certain situations or for certain individuals, the front-end sales charge for Prime A Shares of the Fund may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor's broker/dealer must explain the status of the investor's investment at the time of purchase. In addition to the sales charge waivers described in the Prospectus, no sales charge is assessed on purchases of Prime A Shares of the Fund by the following categories of investors or in the following types of transactions:

         - purchases by directors, officers and employees of broker-dealers having agreements with PDI pertaining to the sale of Prime A Shares to the extent permitted by such organizations;

         - purchases by current and retired members of Galaxy's Board of Trustees and members of their immediate families;

         - purchases by officers, directors, employees and retirees of FleetBoston Financial Corporation and any of its affiliates and members of their immediate families; and

         - purchases by officers, directors, employees and retirees of PFPC Inc. and members of their immediate families.


         COMPUTATION OF OFFERING PRICE - PRIME A SHARES

         An illustration of the computation of the offering price per share of Prime A Shares of the Fund, using the net asset value of Prime A Shares on the date Prime A Shares are first offered to the public and the maximum front-end sales charge of 5.50%, is as follows:

Net Assets...........................................       $  10.00

Outstanding Shares...................................              1

Net Asset Value Per Share............................       $  10.00

Sales Charge (5.50% of
the offering price)..................................       $   0.58

Offering Price to Public.............................       $  10.58

QUANTITY DISCOUNTS

        Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

        In order to obtain quantity discount benefits, an investor's broker-dealer must notify PDI at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please contact your broker-dealer.

        RIGHTS OF ACCUMULATION. A reduced sales charge applies to any purchase of Prime A Shares of any portfolio of Galaxy that is sold with a sales charge ("Eligible Fund") where an investor's then current aggregate investment in Prime A Shares is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund; and
(b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 4.50% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

        LETTER OF INTENT. By completing the Letter of Intent included as part of the Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of Eligible Fund Prime A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Prime A Shares of an Eligible Fund on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

        PFPC Inc. ("PFPC"), Galaxy's administrator, will hold in escrow Prime A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor's total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, PFPC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at PDI's direction, will redeem an appropriate number of Prime A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention, through the investor's broker/dealer, to do so under a Letter of Intent at the time of purchase.

        QUALIFICATION FOR DISCOUNTS. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

        REINSTATEMENT PRIVILEGE. Investors may reinvest all or any portion of their redemption proceeds in Prime A Shares of the Fund or in Prime A Shares of another portfolio of Galaxy that offers Prime A Shares within 90 days of the redemption trade date without paying a sales load. Prime A Shares so reinvested will be purchased at a price equal to the net asset value next determined after Galaxy's transfer agent receives a reinstatement request and payment in proper form from the investor's broker-dealer on behalf of its client.

        Broker-dealers wishing to exercise this Privilege on behalf of their customers must submit a written reinstatement request to PFPC as transfer agent stating that the customer is eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

        Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under the Code's "wash sale" rules.


APPLICABLE SALES CHARGE - PRIME B SHARES

        The public offering price for Prime B Shares of the Fund is the net asset value of the Prime B Shares purchased. Although investors pay no front-end sales charge on purchases of Prime B Shares, such Shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. Broker-dealers who have entered into agreements with PDI will receive commissions from PDI in connection with sales of Prime B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Prime A Shares. The contingent deferred sales charge on Prime B Shares is based on the lesser of the net asset value of the Prime B Shares on the redemption date or the original cost of the Prime B Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Prime B Shares. In addition, a contingent deferred sales charge will not be assessed on Prime B Shares purchased through reinvestment of dividends or capital gains distributions.

        When an investor redeems his or her Prime B Shares, the redemption request is processed to minimize the amount of the contingent deferred sales charge that will be charged. Prime B Shares are redeemed first from those shares that are not subject to a contingent deferred sales charge (i.e., Prime B Shares that were acquired through reinvestment of dividends or distributions or that qualify for other deferred sales charge exemptions) and after that from the Prime B Shares that have been held the longest.

        The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to PDI, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Prime B Shares.

        EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. To receive exemptions (i), (iv) or (viii) listed below, an investor's broker-dealer must explain the status of the investor's redemption at the time Prime B Shares are redeemed. In addition to the sales charge exemptions described in the Prospectus, the contingent deferred sales charge with respect to Prime B Shares is not assessed on: (i) exchanges described under "Exchange Privilege" below; (ii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit-sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Code; (iii) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (iv) redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of Prime B Shares held in the account is less than the minimum account size; (v) redemptions in connection with the combination of the Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (vi) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (vii) any redemption of Prime B Shares held by an investor, provided the investor was the beneficial owner of shares of the Fund (or any of the other portfolios offered by Galaxy or otherwise advised by Fleet or its affiliates) before December 1, 1995.

CHARACTERISTICS OF PRIME A SHARES AND PRIME B SHARES

        The primary difference between Prime A Shares and Prime B Shares lies in their sales charge structures and shareholder servicing/distribution expenses. An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Prime A Shares and Prime B Shares are the same.

        Prime A Shares of the Fund are sold at their net asset value plus a front-end sales charge of up to 5.50%. This front-end sales charge may be reduced or waived in some cases. See the applicable Prospectus and "Applicable Sales Charges -- Prime A Shares" and "Quantity Discounts" above. Prime A Shares of the Fund are currently subject to ongoing distribution fees at an annual rate of up to .25% of the Fund's average daily net assets attributable to its Prime A Shares.

        Prime B Shares of the Fund are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Prime B Shares are redeemed within six years of investment. See the applicable Prospectus and "Applicable Sales Charges - Prime B Shares" above. Prime B Shares of the Fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to its Prime B Shares. These ongoing fees, which are higher than those charged on Prime A Shares, will cause Prime B Shares to have a higher expense ratio and pay lower dividends than Prime A Shares.

        Eight years after purchase, Prime B Shares of the Fund will convert automatically to Prime A Shares of the Fund. The purpose of the conversion is to relieve a holder of Prime B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow PDI to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Prime B Shares to Prime A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Prime A Shares as he or she had of Prime B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Prime B Shares, although they will be subject to the distribution fees borne by Prime A Shares.

        Prime B Shares acquired through a reinvestment of dividends or distributions (as discussed under "Applicable Sales Charge - Prime B Shares") are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Prime B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Prime B Shares of the Fund, and subsequently acquires additional Prime B Shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Prime B Shares in the Fund, including those acquired through reinvestment, will convert to Prime A Shares of the Fund on the same date.

FACTORS TO CONSIDER WHEN SELECTING PRIME A SHARES OR PRIME B SHARES

        Before purchasing Prime A Shares or Prime B Shares of the Fund, investors should consider whether, during the anticipated periods of their investments in the Fund, the accumulated distribution and shareholder servicing fees and potential contingent deferred sales charge on Prime B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Prime A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Prime A Shares. In this regard, to the extent that the sales charge for Prime A Shares is waived or reduced by one of the methods described above, investments in Prime A Shares become more desirable. An investment of $250,000 or more in Prime B Shares would not be in most shareholders' best interest. Shareholders should consult their financial advisers and/or brokers with respect to the advisability of purchasing Prime B Shares in amounts exceeding $250,000.

        Although Prime A Shares are subject to a distribution fee, they are not subject to the higher distribution and shareholder servicing fee applicable to Prime B Shares. For this reason, Prime A Shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Prime A Shares (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Fund than purchasers of Prime B Shares in the Fund.

        As described above, purchasers of Prime B Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Prime B Shares. Because the Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Prime B Shares would, however, own shares that are subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this eight-year period should compare the cost of the contingent deferred sales charge plus the aggregate distribution and shareholder servicing fees on Prime B Shares to the cost of the initial sales charge and distribution fees on the Prime A Shares. Over time, the expense of the annual distribution and shareholder servicing fees on the Prime B

Shares may equal or exceed the initial sales charge and annual distribution fees applicable to Prime A Shares. For example, if net asset value remains constant, the aggregate distribution and shareholder servicing fees with respect to Prime B Shares of the Fund would equal or exceed the initial sales charge and aggregate distribution fees of Prime A Shares approximately eight years after the purchase. In order to reduce such fees for investors that hold Prime B Shares for more than eight years, Prime B Shares will be automatically converted to Prime A Shares as described above at the end of such eight-year period.


                REDEMPTION OF PRIME A SHARES AND PRIME B SHARES

        Redemption orders are effected at the net asset value per share next determined after receipt of the order by PDI. On a business day when the New York Stock Exchange closes early due to a partial holiday or otherwise, Galaxy will advance the time at which redemption orders must be received in order to be processed on that business day. Galaxy reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

        Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

        If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.


                               EXCHANGE PRIVILEGE

         A shareholder may, after appropriate prior authorization, exchange through his or her broker-dealer Prime A Shares of a Fund having a value of at least $100 for Prime A Shares of any of the other Galaxy Funds that offer Prime A Shares, provided that such other Prime A Shares may be sold legally in the state of the shareholder's residence. A shareholder may exchange through his or her broker-dealer Prime B Shares of a Fund for Prime B Shares of any of the other Galaxy Funds that offer Prime B Shares, provided that such other Prime B Shares may be sold legally in the state of the shareholder's residence.

         No additional sales charges will be incurred when exchanging Prime A Shares of a Fund for Prime A Shares of another Galaxy Fund. Prime B Shares may be exchanged without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Prime B Shares, the holding period of Prime B Shares originally held will be added to the holding period of the Prime B Shares acquired through exchange. Galaxy does not charge an exchange fee. The minimum initial investment to establish an account in another Galaxy Fund by exchange is $2,500.

        An exchange involves a redemption of all or a portion of the Prime A Shares or Prime A Shares of the Fund and the investment of the redemption proceeds in Prime A Shares or Prime B Shares of another Galaxy Fund that offers such shares. The redemption will be made at the per share net asset value next determined after the exchange request is received. The Prime A Shares or Prime B Shares of the Galaxy Fund to be acquired will be purchased at the per share net asset value next determined after acceptance of the exchange request, plus any applicable sales charge.

        Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in the Fund. For further information regarding Galaxy's exchange privilege, investors should contact their broker-dealers.

        In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy reserves the right to terminate the exchange privilege of any shareholder who requests more than three exchanges a year. Galaxy will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

        For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.


                                      TAXES

        The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

        A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

        The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding due to prior failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

        Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS AND INVESTMENTS

        The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

        In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


                              TRUSTEES AND OFFICERS

        The business and affairs of the Fund are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                             Positions             Principal Occupation
                             with The              During Past 5 Years
Name and Address             Galaxy Fund           and Other Affiliations
----------------             -----------           ----------------------
Dwight E. Vicks, Jr.         Chairman & Trustee    President & Director, Vicks Lithograph &
Vicks Lithograph &                                 Printing Corporation (book manufacturing
  Printing Corporation                             and commercial printing); Director, Utica
Commercial Drive                                   First Insurance Company; Trustee, Savings
P.O. Box 270                                       Bank of Utica; Director, Monitor Life
Yorkville, NY 13495                                Insurance Company; Director, Commercial
Age 66                                             Travelers Mutual Insurance Company;
                                                   Trustee, The Galaxy VIP Fund; Trustee,
                                                   Galaxy Fund II.

John T. O'Neill(1)           President, Treasurer  Private Investor; Executive Vice President
28 Narragansett Bay Avenue   & Trustee             and CFO, Hasbro, Inc. (toy and game
Warwick, RI 02889                                  manufacturer) until December 1999; Trustee,
Age 55                                             The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                   II.

Louis DeThomasis             Trustee               President, Saint Mary's College of
Saint Mary's College                               Minnesota; Director, Bright Day Travel,
  of Minnesota                                     Inc.; Trustee, Religious Communities Trust;
Winona, MN 55987                                   Trustee, The Galaxy VIP Fund; Trustee,
Age 59                                             Galaxy Fund II.

Donald B. Miller             Trustee               Chairman, Horizon Media, Inc. (broadcast
10725 Quail Covey Road                             services); Director/Trustee, Lexington
Boynton Beach, FL 33436                            Funds; Chairman, Executive Committee,
Age 74                                             Compton International, Inc. (advertising
                                                   agency); Trustee, Keuka College; Trustee,
                                                   The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                   II.

                               -34-

                             Positions             Principal Occupation
                             with The              During Past 5 Years
Name and Address             Galaxy Fund           and Other Affiliations
----------------             -----------           ----------------------
James M. Seed                Trustee               Chairman and President, The Astra Projects,
The Astra Ventures, Inc.                           Incorporated (land development); President,
One Citizens Plaza                                 The Astra Ventures, Incorporated
Providence, RI 02903                               (previously, Buffinton Box Company -
Age 58                                             manufacturer of cardboard boxes);
                                                   Commissioner, Rhode Island Investment
                                                   Commission; Trustee, The Galaxy VIP Fund;
                                                   Trustee, Galaxy Fund II.

Bradford S. Wellman(1)       Trustee               Private Investor; Vice President and
2468 Ohio Street                                   Director, Acadia Management Company
Bangor, ME  04401                                  (investment services); Director, Essex
Age 68                                             County Gas Company, until January 1994;
                                                   Director, Maine Mutual Fire Insurance Co.;
                                                   Member, Maine Finance Authority; Trustee,
                                                   The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                   II.

W. Bruce McConnel, III       Secretary             Partner of the law firm Drinker Biddle &
One Logan Square                                   Reath LLP, Philadelphia, Pennsylvania.
18th and Cherry Streets
Philadelphia, PA 19103
Age 57

Jylanne Dunne                Vice President and    Vice President, PFPC Inc., 1990 to present.
PFPC Inc.                    Assistant
4400 Computer Drive          Treasurer
Westborough, MA 01581-5108
Age 40

William Greilich             Vice President        Vice President, PFPC Inc., 1991-96; Vice
PFPC Inc.                                          President and Division Manager, PFPC Inc.,
4400 Computer Drive                                1996 to present.
Westborough, MA 01581-5108
Age 46

-------------------------

1. May be deemed to be an "interested person" within the definition set forth in Section 2(a)(19) of the 1940 Act.

         Effective May 28, 1999, each trustee receives an annual aggregate fee of $45,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $3,500 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to May 28, 1999, each Trustee was entitled to receive an annual aggregate fee of $40,000 for his services as a Trustee of the Trusts plus an additional $2,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.

         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

         No employee of PFPC receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet or UOBGC, or any of their affiliates, serves as a trustee, officer or employee of Galaxy. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

         The following chart provides certain information about the fees received by Galaxy's trustees in the most recently completed fiscal year.

===================================== ================= ================== ========================
                                                           Pension or
                                                           Retirement        Total Compensation
                                           Aggregate    Benefits Accrued    from Galaxy and Fund
                                          Compensation  as Part of Fund      Complex *Paid to
      Name of Person/Position             from Galaxy       Expenses              Trustees
------------------------------------- ----------------- ------------------ ------------------------
Bradford S. Wellman                         $39,395           None                 $55,750
Trustee
------------------------------------- ----------------- ------------------ ------------------------
Dwight E. Vicks, Jr.                        $42,875           None                 $60,500
Chairman and Trustee
------------------------------------- ----------------- ------------------ ------------------------
Donald B. Miller**                          $40,042           None                 $56,500
Trustee
------------------------------------- ----------------- ------------------ ------------------------
Rev. Louis DeThomasis                       $37,643           None                 $53,250
Trustee
------------------------------------- ----------------- ------------------ ------------------------
John T. O'Neill                             $41,813           None                 $59,000
President, Treasurer
and Trustee
------------------------------------- ----------------- ------------------ ------------------------
James M. Seed**                             $39,355           None                 $55,750
Trustee
===================================== ================= ================== ========================

-------------

* The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy Fund II which comprised a total of 43 separate portfolios as of October 31, 1999.

** Deferred compensation (including interest) in the amounts of $43,939 and $65,944 accrued during Galaxy's fiscal year ended October 31, 1999 for Messrs. Miller and Seed, respectively.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.


                       INVESTMENT ADVISER AND SUB-ADVISER

         Fleet serves as investment adviser to the Fund. In its Advisory Agreement, Fleet has agreed to provide investment advisory services to the Fund as described in the Prospectus. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Fund. See "Expenses" below.

         For the services provided and expenses assumed with respect to the Fund, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 1.20% of the average daily net assets of the Fund.

         The Advisory Agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of its duties under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund. The term "majority of the outstanding shares of the Fund" means, with respect to approval of an Advisory Agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Advisory Agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

         The Advisory Agreement provides that Fleet will provide a continuous investment program for the Fund, including research and management with respect to all securities and investments and cash equivalents in the Fund. In addition, the Advisory Agreement authorizes Fleet to engage a sub-adviser to assist it in the performance of its services. Pursuant to such authorization, Fleet has appointed UOBGC, which is an indirect majority-owned subsidiary of United Overseas Bank Group and which has its principal offices at 592 Fifth Avenue, Suite 602, New York, New York 10036, as the sub-adviser to the Fund. As of December 31, 1999, UOBGC, together with its affiliates, had discretionary management authority over approximately $2.17 billion in assets.

         Under its Sub-Advisory Agreement with Fleet, UOBGC determines which securities and other investments will be purchased, retained or sold for the Fund; places orders for the Fund; manages the Fund's overall cash position; and provides Fleet with foreign broker research and a quarterly review of international economic and investment developments. Fleet, among other things, assists and consults with UOBGC in connection with the Fund's continuous investment program; approves lists of foreign countries recommended by UOBGC for investment; reviews the investment policies and restrictions of the Fund and recommends appropriate changes to the Board of Trustees; and provides the Board of Trustees and UOBGC with information concerning relevant economic and political developments. UOBGC will provide services under the Sub-Advisory Agreement in accordance with the Fund's investment objectives, policies and restrictions. Unless sooner terminated by Fleet or the Board of Trustees upon sixty days' written notice or by UOBGC upon ninety days' written notice, the Sub-Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually as described above.

         For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, Fleet pays a fee to UOBGC, computed daily and paid monthly, at the annual rate of 0.72% of the average daily net assets of the Fund.


                                  ADMINISTRATOR

         PFPC Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, serves as the Fund's administrator. PFPC is an indirect majority-owned subsidiary of PNC Financial Services Group.

         PFPC generally assists the Fund in its administration and operation. PFPC also serves as administrator to the other portfolios of Galaxy. For the services provided to the Fund, PFPC is entitled to receive administration fees based on the combined average daily net assets of the Fund and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

            COMBINED AVERAGE DAILY NET ASSETS               ANNUAL RATE
            ---------------------------------               -----------
            Up to $2.5 billion .....................           0.090%
            From $2.5 to $5 billion ................           0.085%
            From $5 to $12 billion .................           0.075%


                                      -39-

            COMBINED AVERAGE DAILY NET ASSETS               ANNUAL RATE
            ---------------------------------               -----------
            From $12 to $15 billion ................           0.065%
            From $15 to $18 billion ................           0.060%
            From $18 billion to $21 billion ........           0.0575%
            Over $21 billion .......................           0.0525%

PFPC also receives a separate annual fee from each Galaxy portfolio for certain fund accounting services.

         From time to time, PFPC may waive voluntarily all or a portion of the administration fees payable to it by the Fund.

         Under the Administration Agreement between Galaxy and PFPC (the "Administration Agreement"), PFPC has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, provide certain other services such as internal auditing services required by Galaxy, and compute the net asset value and net income of the Fund. PFPC prepares the Fund's annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Fund's financial accounts and records, and generally assists in all aspects of Galaxy's operations. Unless otherwise terminated, the Administration Agreement will remain in effect until May 31, 2001 and thereafter will continue from year to year upon annual approval of Galaxy's Board of Trustees.


                          CUSTODIAN AND TRANSFER AGENT

        The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets pursuant to a Global Custody Agreement. Chase Manhattan may employ sub-custodians for the Fund for the purpose of providing custodial services for the Fund's foreign assets held outside the United States.

        Under the Global Custody Agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Fund, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Fund for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Fund's assets. In addition, Chase Manhattan also serves as Galaxy's "foreign custody manager" (as that term is defined in Rule 17f-5 under the 1940 Act) and in such capacity employs sub-custodians for the Fund for the purpose of providing custodial services for the foreign assets of the Fund held outside the U.S. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

        PFPC serves as the Fund's transfer and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough, Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.


                                    EXPENSES

        Fleet and PFPC bear all expenses in connection with the performance of their services for the Fund, except that Galaxy bears the expenses incurred in the Fund's operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution (if applicable), fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

        Fleet or UOBGC will select specific portfolio investments and effect transactions for the Fund. Fleet and UOBGC seek to obtain the best net price and the most favorable execution of orders. Fleet or UOBGC may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Fund, Fleet or UOBGC. Fleet or UOBGC is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Fleet or UOBGC determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Fleet or UOBGC's overall responsibilities to the Fund and to Galaxy. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The fees under the Investment Advisory Agreement between Galaxy and Fleet and the Sub-Advisory Agreement between Fleet and UOBGC are not reduced by reason of receiving such brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund.

        Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

        The Fund may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. Except as permitted by the SEC or applicable law, the Fund will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, UOBGC, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

        Investment decisions for the Fund are made independently from those for the other portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet or UOBGC. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet or UOBGC believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, Fleet or UOBGC may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for Galaxy's other portfolios, or other investment companies or accounts in order to obtain best execution.


                               DISTRIBUTION PLANS

PRIME A SHARES PLAN

        Galaxy has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Prime A Shares of the Fund (the "Prime A Shares Plan"). Under the Prime A Shares Plan, Galaxy may pay PDI or another person for expenses and activities intended to result in the sale of Prime A Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Prime A Shares and the direct or indirect cost of financing such payments.

        Under the Prime A Shares Plan, payments by Galaxy for distribution expenses may not exceed the annualized rate of 0.30% of the average daily net assets attributable to the Fund's outstanding Prime A Shares. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for distribution expenses to not more than 0.25% (on an annualized basis) of the average daily net asset value of the Fund's outstanding Prime A Shares.

PRIME B SHARES PLAN

        Galaxy has adopted a Distribution and Services Plan pursuant to the Rule with respect to Prime B Shares of the Fund (the "Prime B Shares Plan"). Under the Prime B Shares Plan, Galaxy may pay (a) PDI or another person for expenses and activities intended to result in the sale of Prime B Shares, including the payment of commissions to broker-dealers and other industry professionals who sell Prime B Shares and the direct or indirect cost of financing such payments,
(b) institutions for shareholder liaison services, which means personal services for holders of Prime B Shares and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts, and (c) institutions for administrative support services, which include but are not limited to (i) transfer agent and sub-transfer agent services for beneficial owners of Prime B Shares; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their positions in Prime B Shares; (iv) processing dividend payments; (v) providing sub-accounting services for Prime B Shares held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and
(vii) receiving, translating and transmitting proxies executed by beneficial owners.

        Under the Prime B Shares Plan, payments by Galaxy (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Prime B Shares, and (ii) to a broker-dealer for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Fund's outstanding Prime B Shares which are owned of record or beneficially by that broker-dealer's customers for whom the broker-dealer is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit the Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% (on an annualized basis) of the average daily net asset value of Prime B Shares owned of record or beneficially by customers of broker-dealers.

BOTH DISTRIBUTION PLANS

        Payments for distribution expenses under the Prime A Shares Plan and Prime B Shares Plan (the "12b-1 Plans") are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Prime A Shares or Prime B Shares of the Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

        Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund and holders of Prime A Shares and Prime B Shares. The 12b-1 Plans are subject to annual reapproval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Prime A Shares or Prime B Shares of the Fund, as applicable. Any agreement entered into pursuant to the 12b-1 Plans with a broker-dealer is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Prime A Shares or Prime B Shares of the Fund, as applicable, by PDI or by the broker-dealer. An agreement will also terminate automatically in the event of its assignment.

        As long as the 12b-1 Plans are in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.


                                   DISTRIBUTOR

        PDI serves as Galaxy's distributor. PDI is a registered broker-dealer with principal offices located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Jane Haegele is the sole shareholder of PDI.

         Unless otherwise terminated, the Distribution Agreement between Galaxy and PDI remains in effect until November 30, 2000, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

        PDI is entitled to the payment of a front-end sales charge on the sale of Prime A Shares of the Fund as described in the Prospectus and this Statement of Additional Information. PDI is also entitled to the payment of contingent deferred sales charges upon the redemption of Prime B Shares of the Fund.


                                    AUDITORS

        Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02110, serve as auditors for Galaxy.


                                     COUNSEL

        Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.


                                 CODES OF ETHICS

        Galaxy, Fleet and UOBGC have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes of ethics are on public file with, and available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

                        PERFORMANCE AND YIELD INFORMATION

        Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Unless otherwise indicated, total return figures include changes in share price, deduction of any applicable sales charge, and reinvestment of dividends and capital gains distributions, if any.

        The Fund's 30-day (or one month) standard yields are calculated separately for each series of shares in the Fund in accordance with the method prescribed by the SEC for mutual funds:

                                              6
                       YIELD = 2[(a-b)/cd +1 ) -1]

Where:           a =   dividends and interest earned by the Fund during the
                       period;

                 b =   expenses accrued for the period (net of reimbursements);

                 c = average daily number of shares outstanding during the period entitled to receive dividends; and

                 d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

        With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period, and (ii) the Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

        If the Fund advertises its "average annual total return," it computes such return separately for each series of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                                          1/n
                                           T = [(ERV/P)-1]

                  Where:  T   =     average annual total return;

                         ERV  =     ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                         P =        hypothetical initial payment of $1,000; and

                         n = period covered by the computation, expressed in years.

         If the Fund advertises its "aggregate total returns" it computes such returns separately for each series of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total Return =   [(ERV/P)-l]

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Fund's Retail Shares average annual total return and aggregate total return quotations will reflect the deduction of the maximum sales load charged in connection with purchases of Prime A Shares or redemptions of Prime B Shares, as the case may be.

         The Fund may also calculate total return quotations without deducting the maximum sales charge imposed on purchases of Prime A Shares or redemptions of Prime B Shares. The effect of not deducting the sales charge will be to increase the total return reflected.

PERFORMANCE REPORTING

         From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, the performance of the Fund may be compared to the Morgan Stanley Capital International Index or the FT World Actuaries Index.

         Performance data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Fund. Performance data will be calculated separately for Prime A Shares and Prime B Shares of the Fund.

         The standard yield is computed as described above. The Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

         The Fund may also advertise its performance using "average annual total return" figures over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period and are calculated as described above. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of the Fund's operations, or on a year-by-year basis. The Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specified period. Both methods of calculating total return reflect the maximum front-end sales load for Prime A Shares of the Fund and the applicable contingent deferred sales charge for Prime B Shares of the Fund and assume that dividends and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

         The Fund may also advertise total return data without reflecting the sales charges imposed on the purchase of Prime A Shares or the redemption of Prime B Shares in accordance with the rules of the SEC. Quotations that do not reflect the sales charges will be higher than quotations that do reflect the sales charges.

         The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

         The portfolio manager of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" the Fund or series of the Fund means the consideration received by Galaxy upon the issuance of shares in the Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or portfolio. In determining the net asset value of a particular series of the Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Galaxy portfolios at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or portfolio, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of the Fund or a particular series of shares in the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund or such series of shares, or (b) 67% or more of the shares of the Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of the Fund or such series of shares are represented at the meeting in person or by proxy.

         As of May 22, 2000, the name, address and percentage ownership of the entities or persons that held of record or beneficially more than 5% of the outstanding shares of each class of shares of Galaxy's investment portfolios were as follows:

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
MONEY MARKET FUND
        TRUST
        Fleet New York                    99.53%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

        RETAIL B
        Wylle O'Brian                      5.11%
        69 Edgewood Ave.
        Haverhill, MA  01832-2909

TAX-EXEMPT MONEY MARKET
        TRUST
        Fleet New York                    96.34%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

        RETAIL A
        Brenda May Earl                   12.41%
        279 Central Park West
        PH-19A
        New York, NY 10024-3080


        Joseph Dimenna                    11.54%
        1049 Fifth Ave. Apt. P3
        New York, NY 10028-0115

GOVERNMENT MONEY MARKET
        TRUST
        Fleet New York                    98.09%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

U.S. TREASURY MONEY MARKET
        TRUST
        Fleet New York                    94.58%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

        RETAIL A
        US Clearing A Division of          9.33%
        Fleet Securities Inc.
        26 Broadway
        New York, NY 10004-1703

        Taqua Systems Inc.                 5.15%
        75 Attucks Lane
        Hyannis, MA 02601-1867



                                      -50-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
INSTITUTIONAL TREASURY MONEY MARKET
        TRUST
        Fleet New York                    89.73%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001
        Luitpold Pharmaceuticals Inc.      6.33%
        Kirk Sobecki, CFO
        Attn: Harold Noviello
        One Luitpold Dr.
        Shirley, NY 11967

MASSACHUSETTS MUNICIPAL MONEY MARKET
        RETAIL A
        Fleet New York                    55.55%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

CONNECTICUT MUNICIPAL MONEY MARKET
        RETAIL A
        Fleet New York                    45.07%
        Fleet Investment Services
        159 East Main St.
        NY/RO/T03C
        Rochester, NY 14638-0001

EQUITY VALUE
        TRUST
        Gales & Co.                       76.08%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       14.84%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                        7.24%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

EQUITY GROWTH
        TRUST
        Gales & Co.                       68.04%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       17.32%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A


                                      -51-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       13.87%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of
        Fleet Securities Inc.             49.88%
        FBO# 104-32732-16
        Hilda Brandt
        Roland Park Place
        830 W. 40th Street, Apt. 359
        Baltimore, MD 21211-2176

        US Clearing A Division of         26.03%
        Fleet Securities Inc.
        FBO# 114-97238-17
        Sara Mallow
        936 Broadway
        New York, NY 10010-6013

        US Clearing A Division of          8.66%
        Fleet Securities Inc.
        FBO# 120-97689-18
        Yook Y Doo
        46-34 Robinson St.
        Flushing, NY 11355-3445


                                      -52-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------

        US Clearing A Division of          6.86%
        Fleet Securities Inc.
        FBO# 021-90471-15
        Mabel L Bowman
        35634 Meyers Ct.
        Fremont, CA 94536-2540

        US Clearing A Division of          5.33%
        Fleet Securities Inc.
        FBO# 143-27206-11
        Mary V Mastroianni &
        Pasqual Mastroianni JT Ten
        1811 Randolph Road
        Schenectady, NY 12308-2021

        PRIME B
        US Clearing A Division of         19.66%
        Fleet Securities Inc.
        FBO# 111-98315-17
        Thomas J Bernfeld
        185 West End Avenue, Apt. 21D
        New York, NY 10023-5548

        US Clearing A Division of         12.70%
        Fleet Securities Inc.
        FBO# 166-31108-13
        Frank Catanho, Trustee of
        the Frank Catanho 1996 Trust
        dated 10/22/96
        24297 Mission Blvd.
        Hayward, CA 94544-1020

        US Clearing A Division of         12.33%
        Fleet Securities Inc.
        FBO# 024-90318-16
        Lynn C. Sherrie
        P.O. Box 316
        Wilson, NY 14172-0316

        US Clearing A Division of         10.64%
        Fleet Securities Inc.
        FBO# 221-00085-18
        Walter M. Swiecicki &
        Cathleen Swiecicki JT WROS
        119 Old Beekman Road
        Monmouth Junction, NJ
        08852-3114

        US Clearing A Division of          5.84%
        Fleet Securities Inc.
        FBO# 183-97247-11
        W P Fleming
        66500 E 253rd
        Grove, OK 74344-6163

EQUITY INCOME
        TRUST
        Gales & Co.                       52.31%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

                                      -53-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                       33.73%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       12.33%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

INTERNATIONAL EQUITY
        TRUST
        Gales & Co.                       41.62%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       38.06%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       13.28%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL A
        Charles Schwab & Co. Inc.          8.15%
        Special Custody Acct. for
        Exclusive of Customers
        Attn: Mutual Funds
        101 Montgomery St.
        San Francisco, CA 94104-4122

        PRIME A
        US Clearing A Division of         80.62%
        Fleet Securities Inc.
        FBO 125-98055-11
        Albert F Twanmo
        6508 81st St.
        Cabin John, MD 20818-1203

        US Clearing A Division of         14.83%
        Fleet Securities Inc.
        FBO 136-99157-13
        Jon-Paul Dadaian
        178 Clarken Drive
        West Orange, NJ 07052-3441


                                      -54-


                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        PRIME B
        US Clearing A Division of         79.69%
        Fleet Securities Inc.
        FBO# 102-59241-17
        Church & Friary of St.
        Francis of Assisi
        c/o Fr. Ronald P Stark OFM
        135 West 31st St.
        New York, NY 10001-3405

GROWTH & INCOME
        TRUST
        Gales & Co.                       77.71%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       18.37%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         35.96%
        Fleet Securities Inc.
        FBO# 160-27022-17
        Linda Shaw, Trustee for the
        Linda J Shaw Trust
        920 Meadows road
        Geneva, IL 60134-3052

        US Clearing A Division of         29.10%
        Fleet Securities Inc.
        FBO# 113-27816-16
        Pamela M Fein
        68 Oak Ridge Drive
        Bethany, CT 06524-3118

        US Clearing A Division of         24.31%
        Fleet Securities Inc.
        FBO# 175-97327-10
        Margaret Ann Gillenwater
        2525 E Prince Road #23
        Tucson, AZ 85716-1146

        US Clearing A Division of          6.32%
        Fleet Securities Inc.
        FBO# 103-80060-19
        Saint Clare School Endowment
        Fund
        Attn: Fr, O'Shea/Andrew J
        Houvouras &/or Bruce Blatman
        821 Prosperity Farms Road
        No. Palm Beach, FL 33408-4299

        PRIME B
        US Clearing A Division of         29.49%
        Fleet Securities Inc.
        FBO# 147-97497-13
        Martin Allen Sante
        15222 Birch Lakeshore Drive

                                      -55-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Vandalia, MI 49095-9741

        US Clearing A Division of         19.45%
        Fleet Securities Inc.
        FBO# 103-31744-16
        Irwin Luftig & Elaine Luftig
        6119 Bear Creek Ct
        Lake Worth, FL 33467-6812

        US Clearing A Division of         16.54%
        Fleet Securities Inc.
        FBO# 148-28677-18
        Linda M. Berke &
        Michael E. Berke JT TEN
        30941 Westwood Road
        Farmington Hills, MI
        48331-1466

        US Clearing A Division of         16.14%
        Fleet Securities Inc.
        FBO# 147-29019-15
        Walter W Quan
        2617 Skyline Drive
        Lorain, OH 44053-2243

        US Clearing A Division of          6.18%
        Fleet Securities Inc.
        FBO# 013-90166-12
        Florence G. St. Onge
        34 Cedar Lane
        Warren, RI 02885-2236

        US Clearing A Division of          5.94%
        Fleet Securities Inc.
        FBO# 108-00116-10
        Michael Kennedy & Carleen
        Kennedy JT WROS
        12 Walton Avenue
        Locust Valley, NY 11560-1227

ASSET ALLOCATION
        TRUST
        Gales & Co.                       92.66%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                        6.62%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         22.80%
        Fleet Securities Inc.
        FBO# 114-97238-17
        Sara Mallow
        936 Broadway
        New York, NY 10010-6013

        US Clearing A Division of         22.62%
        Fleet Securities Inc.
        FBO# 147-97697-11


                                      -56-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Ray Wayne Prince
        11010 Stephens Road
        Berlin Heights, OH
        44814-9673

        US Clearing A Division of         14.56%
        Fleet Securities Inc.
        FBO# 175-97327-10
        Margaret Ann Gillenwater
        2525 E Prince Road #23
        Tucson, AZ 85716-1146

        US Clearing A Division of         13.10%
        Fleet Securities Inc.
        FBO# 166-98586-13
        Pamela Ann Radamaker
        1001 Tramway Blvd NE
        Albuquerque, NM 87112-6280

        US Clearing A Division of          7.44%
        Fleet Securities Inc.
        FBO 170-29789-15
        Nicholas G. Roselli &
        Nicholas A. Roselli JT WROS
        315 Southampton Road
        Westfield, MA 01085-1360

        US Clearing A Division of          5.26%
        Fleet Securities Inc.
        FBO 194-97099-17
        James Kenneth Winter
        28 South Fork Cove
        Senatobia, MS 38668-6329

        PRIME B
        US Clearing A Division of         10.05%
        Fleet Securities Inc.
        FBO# 138-97818-14
        Carol Y Foster
        524 Marie Avenue
        Blountstown, FL 32424-1218

        US Clearing A Division of          9.59%
        Fleet Securities Inc.
        FBO# 102-92974-11
        Ann E Herzog
        74 Tacoma Street
        Staten Island, NY 10304-4222

        US Clearing A Division of          6.39%
        Fleet Securities Inc.
        FBO# 166-98559-16
        Ann P Sargent
        422 Los Encinos Avenue
        San Jose, CA 95134-1336

        US Clearing A Division of          6.20%
        Fleet Securities Inc.
        FBO# 166-97970-19
        Alicia E Schober
        10139 Ridgeway Drive
        Cupertino, CA 95014-2658

                                      -57-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        US Clearing A Division of          5.69%
        Fleet Securities Inc.
        FBO# 194-14889-16
        Paul R Thornton & Karin Z
        Thornton JT TEN
        1207 Oak Glen Lane
        Sugar Land, TX 77479-6175

        US Clearing A Division of          6.05%
        Fleet Securities Inc.
        FBO# 147-29049-19
        Randall Prince
        Rt. 1, Box 865
        Turtletown, TN 37391-9700

SMALL COMPANY EQUITY
        TRUST
        Gales & Co.                       60.66%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Gales & Co.                       28.34%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Gales & Co.                        7.26%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

SMALL CAP VALUE
        TRUST
        Gales & Co.                       46.53%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       32.48%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       18.38%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001


                                      -58-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        PRIME A
        US Clearing A Division of         30.36%
        Fleet Securities Inc.
        FBO# 104-32732-16
        Hilda Brandt
        3900 North Charles Street
        Baltimore, MD 21218-1724

        US Clearing A Division of         19.13%
        Fleet Securities Inc.
        FBO# 150-98301-11
        N Clifford Nelson Jr
        58 Middlebury Road
        Orchard Park, NY 14127-3581

        US Clearing A Division of         19.00%
        Fleet Securities Inc.
        FBO# 102-60254-19
        Frederick W Geissinger
        601 NW 2nd Street
        Evansville, IN 47708-1013

        US Clearing A Division of         12.77%
        Fleet Securities Inc.
        FBO# 103-97564-14
        Thomas X McKenna
        170 Turtle Creek Drive
        Tequesta, FL 33469-1547

        US Clearing A Division of          9.35%
        Fleet Securities Inc.
        FBO# 103-31296-18
        Edward U Roddy III
        109 Angler Avenue
        Palm Beach, FL 33480-3101

        PRIME B
        US Clearing A Division of         14.31%
        Fleet Securities Inc.
        FBO# 111-98315-17
        Thomas J Bernfeld
        185 West End Avenue, Apt. 21D
        New York, NY 10023-5548

        US Clearing A Division of          9.70%
        Fleet Securities Inc.
        FBO# 107-30623-15
        Andrejs Zvejnieks
        2337 Christopher Walk
        Atlanta, GA 30327-1110

        US Clearing A Division of          7.55%
        Fleet Securities Inc.
        FBO# 108-98472-11
        Rufus O.Eddins, Jr.
        360 Dominion Circle
        Knoxville, TN 37922-2750

        US Clearing A Division of          7.25%
        Fleet Securities Inc.
        FBO# 221-97250-13
        Micheal A Veschi
        106 Exmoor Court
        Leesburg, VA 20176-2049


                                      -59-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
STRATEGIC EQUITY
        TRUST
        Gales & Co.                       97.22%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL B
        Violet K. Saidnehr                 5.90%
        260 Middle Neck Road
        Great Neck, NY  11021-1175

INTERMEDIATE GOVERNMENT INCOME
        TRUST
        Gales & Co.                       37.37%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       33.74%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       25.30%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL B
        Adriana Vita                       7.42%
        345 Park Ave.
        New York, NY  10154

HIGH QUALITY BOND
        TRUST
        Gales & Co.                       57.48%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       26.57%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001


                                      -60-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Gales & Co.                       13.63%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        PRIME A
        US Clearing A Division of         45.67%
        Fleet Securities Inc.
        FBO# 103-30971-12
        Doris G Schack
        FBO - Doris G Schack Living
        Trust
        9161 East Evans
        Scottsdale, AZ 85260-7575

        US Clearing A Division of         33.77%
        Fleet Securities Inc.
        FBO# 132-90090-11
        Virginia Holmes
        303 Bella Vista Drive
        Ithaca, NY 14850-5774

        US Clearing A Division of         20.23%
        Fleet Securities Inc.
        FBO# 013-02964-11
        Jane L Grayhurst
        770 Boylston St., Apt 10G
        Boston, MA 02199-7709

        PRIME B
        US Clearing A Division of         30.75%
        Fleet Securities Inc.
        FBO# 200-70099-19
        Neil C Feldman
        41 Windham way
        Englishtown, NJ 07726-8216

        US Clearing A Division of         12.41%
        Fleet Securities Inc.
        FBO# 119-97697-10
        Ira Zornberg
        4219 Nautilus Avenue
        Brooklyn, NY 11224-1019

        US Clearing A Division of         12.22%
        Fleet Securities Inc.
        FBO# 147-24459-13
        Jay Robert Klein
        26800 Amhearst Circle #209
        Cleveland, OH 44122-7572

        US Clearing A Division of         11.68%
        Fleet Securities Inc.
        FBO# 102-68909-11
        Marjorie Dion
        301 Raimond Street
        Yaphank, NY 11980-9725

        US Clearing A Division of          7.91%
        Fleet Securities Inc.
        FBO# 157-98031-13
        Patricia Fusco
        112 E. Chapel Avenue
        Cherry Hill, NJ 08034-


                                      -61-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        1204

        US Clearing A Division of          5.86%
        Fleet Securities Inc.
        FBO# 238-97175-19
        Marie Gottfried
        10208 Andover Coach
        Circle H-2
        Lake Worth, FL 33467-8158

        US Clearing A Division of          5.46%
        Fleet Securities Inc.
        FBO# 013-03576-19
        Louise Brown & Sandra
        Fontaine JT TEN
        172 High Street
        Woonsocket, RI 02895-4311

SHORT-TERM BOND
        TRUST
        Gales & Co.                       43.57%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       31.50%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       21.51%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL B
        Chelsea Police Relief Assoc.      17.41%
        John R. Phillips Treas. &
        Michael McCona Clerk
        180 Crescent Avenue
        Chelsea, MA  02150-3017

        Josue Colon Cust                   9.70%
        Hazel Colon UGMA CT
        400 Lasalle St
        New Britan, CT  06051-1316

        Elizabeth Mugar                    9.17%
        10 Chestnut St.
        Apt. 1808
        Springfield, MA  01103-1709


                                      -62-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
TAX-EXEMPT BOND
        TRUST
        Gales & Co.                       38.51%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       24.35%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        Gales & Co.                       32.16%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638-0001

        RETAIL A
        Charles Dagraca & Barbara          7.83%
        Dagraca JT WROS
        20 William Penn Rd.
        Warren, NJ 07059

        RETAIL B
        Sylvia Fendler                    11.54%
        72 Brinkerhoff Ave.
        Stamford, Ct. 06905

        Frances E. Stady                   6.07%
        P.O. BOX 433
        3176 Main St.
        Yorkshire, NY  14173-0433

        US Clearing A Division of          5.14%
        Fleet Securities Inc.
        FBO 978-02869-11
        Carol Guy & Ali E. Guy
        14 Thomas St.
        Scarsdale, NY 10583-1031

CONNECTICUT MUNICIPAL BOND
        TRUST
        Gales & Co.                       68.00%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Gales & Co.                       23.64%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY 14638

        Bob & Co.                          8.12%
        c/o Bank of Boston
        Attn: Mutual Fd Dept 45-02-06
        PO Box 1809


                                      -63-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Boston, MA  02105-1809

        RETAIL A
        Maria Luisa Carcangiu & Juan       6.39%
        Rosai
        JT WROS
        36 Beach Ave.
        Milford, CT  06460

MASSACHUSETTS MUNICIPAL BOND
        TRUST
        Gales & Co.                       43.63%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       41.97%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         12.44%
        c/o Bank of Boston
        Attn: Mutual Fd Dept 45-02-06
        PO Box 1809
        Boston, MA  02105-1809

CORPORATE BOND
        TRUST
        Gales & Co.                       41.24%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       31.19%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       17.64%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

RHODE ISLAND MUNICIPAL BOND
        RETAIL A
        Gales & Co.                       35.16%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001


                                      -64-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Bob & Co.                         23.94%
        c/o Bank of Boston
        Attn: Mutual Fd Dept.
        45-02-06
        PO Box 1809
        Boston, MA  02105-1809

        James R. McCulloch                 7.65%
        c/o Microfibre
        PO Box 1208
        Pawtucket, RI 02862-1208

NEW YORK MUNICIPAL BOND
        TRUST
        Gales & Co.                       64.12%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         16.34%
        c/o Bank of Boston
        ATTN:  Mutual Fund
        Dept. 45-02-06
        P.O. Box 1809
        Boston, MA  02105-1809

        Gales & Co.                       12.08%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                        7.25%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        RETAIL A
        Marilyn J Brantley                12.87%
        5954 Van Allen Road
        Belfast, NY 14711-
        8750

NEW JERSEY MUNI BOND
        TRUST
        Gales & Co.                       51.84%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Gales & Co.                       31.91%
        Fleet Investment Services
        Mutual Funds Unit -
        NY/RO/TO4A
        159 East Main Street
        Rochester, NY  14638-0001

        Bob & Co.                         15.95%
        c/o Bank of Boston
        ATTN:  Mutual Fund


                                      -65-

                                          PERCENT
REGISTRATION NAME                         OWNERSHIP
-----------------------------------------------------------
        Dept. 45-02-06
        P.O. Box 1809
        Boston, MA  02105-1809

        RETAIL A
        John W Maki & Kimberly            73.71%
        McGrath Maki JT WROS
        1 Connet Lane
        Mendham, NJ  07945-2938

        William Minnaard                  10.84%
        50 Rock Road
        Unit A6
        Hawthorne, NJ 07506-1570

PRIME RESERVES
        U.S. Clearing                    100.00%
        26 Broadway
        New York, NY  10004-1703

GOVERNMENT RESERVES
        U.S. Clearing                    100.00%
        26 Broadway
        New York, NY  10004-1703

TAX-EXEMPT RESERVES
        U.S. Clearing                    100.00%
        26 Broadway
        New York, NY  10004-1703


         As of May 22, 2000, the name, address and percentage ownership of the entities or persons that held beneficially more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios were as follows:

                                          PERCENT
REGISTRATION NAME                        OWNERSHIP
-----------------                        ---------
MONEY MARKET
           Stable Asset Fund                12.28%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

GOVERNMENT MONEY
   Advent Realty Limited Partnership         5.82%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

U.S. TREASURY MONEY
   Loring Walcott Client Sweep Acct         24.70%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

EQUITY VALUE
    Fleet Savings Plus-Equity Value         26.69%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

EQUITY GROWTH
   Fleet Savings Plus-Equity Growth         23.09%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

    Nusco Retiree Health VEBA Trust          6.91%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

INTERNATIONAL EQUITY
     FFG International Equity Fund          11.17%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

    Fleet Savings Plus-Intl Equity          10.03%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

INTERMEDIATE GOVT INC
    Nusco Retiree Health VEBA Trust          6.61%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

STRATEGIC EQUITY FUND
     FFG Retirement & Pension VDG           93.57%
       C/O Fleet Financial Group
             159 East Main
          Rochester, NY 14638

HIGH QUALITY BOND
    Fleet Savings Plus Plan-HQ Bond         17.58%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

SHORT TERM BOND FUND
    Willcox & Gibbs Retirement               5.47%


                                      -67-

                                          PERCENT
REGISTRATION NAME                        OWNERSHIP
-----------------                        ---------
                 Plan
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

ASSET ALLOCATION
  Fleet Savings Plus-Asset Allocation       27.27%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

SMALL COMPANY EQUITY
   Fleet Savings Plus-Small Company         31.47%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

TAX EXEMPT BOND
    Nusco Retiree Health VEBA Trust         37.33%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

CONNECTICUT MUNI BOND
           Winnifred M Purdy                 7.64%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

CORPORATE BOND
       Cole Hersee Pension Plan              7.87%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

GROWTH INCOME
    Fleet Savings Plus-Grth Income          44.75%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

        Crompton & Knowles IARP              9.82%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

SMALL CAP VALUE
      FFG Emp Ret Misc Assets SNC           25.60%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

        CVS Inc 401K P/S Pln 3               5.68%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

INSTITUTIONAL GOVT
         Duncanson & Holt Inc                5.66%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

NEW JERSEY MUNI BOND
             Perillo Tours                  22.11%
    C/O Norstar Trust Co/Gales & Co
             159 East Main
          Rochester, NY 14638


                                      -68-

                                          PERCENT
REGISTRATION NAME                        OWNERSHIP
-----------------                        ---------
          Royal Chambord IMA                11.05%
    C/O Norstar Trust Co/Gales & Co
             159 East Main
          Rochester, NY 14638

    McKee Wendell A. Marital Trust          10.98%
    C/O Norstar Trust Co/Gales & Co
             159 East Main
          Rochester, NY 14638

             Varco Inc IMA                   5.53%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

       Terry, Julia Lee Inv Adv              5.20%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

           Tiernan Diana IA                  5.02%
         C/O Norstar Trust Co
              Gales & Co
             159 East Main
          Rochester, NY 14638

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of credit worthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC," "CC", and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's note rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                  "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.